                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-06136

                             Homestead Funds, Inc.

               (Exact name of registrant as specified in charter)


                             4301 Wilson Boulevard
                              Arlington, VA 22203

              (Address of principal executive offices) (Zip code)


                              Danielle Sieverling
                             Homestead Funds, Inc.
                             4301 Wilson Boulevard
                              Arlington, VA 22203

                    (Name and address of agent for service)


                                   Copies to:
                             Bibb L. Strench, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415
                 (Name and addresses of the agent for service)



Registrant's telephone number, including area code: (703) 907-6029

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM NUMBER 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount        Value
                                             --------  --------  -----------  --------------
CORPORATE NOTES (10.6% of portfolio)
CIT Group Inc.                                 5.50%   11/30/07  $   550,000  $      550,161
CIT Group Inc.                                 5.10    12/15/07      335,000         334,604
EI Dupont De Nemours & Co.                     3.38    11/15/07      150,000         149,631
General Electric Capital Corp.                 4.25    01/15/08    2,500,000       2,490,782
HSBC Finance Corp.                             4.63    01/15/08      725,000         722,484
IBM Corp.                                      3.80    02/01/08    2,000,000       1,989,135
Merrill Lynch & Co. Inc.                       4.00    11/15/07      100,000          99,833
Merrill Lynch & Co. Inc.                       3.70    04/21/08      110,000         108,915
Morgan Stanley                                 3.63    04/01/08    5,920,000       5,871,359
Wells Fargo & Co.                              5.25    12/01/07      825,000         824,721
Wells Fargo & Co.                              3.50    04/04/08    2,000,000       1,982,364
                                                                              --------------
   Total Corporate Notes (Cost $15,123,989)                                       15,123,989
                                                                              ==============

COMMERCIAL PAPER (87.2% of portfolio)
American Express Credit Corp.                  5.27    10/05/07      443,000         442,741
American Express Credit Corp.                  5.18    10/22/07    1,807,000       1,801,540
American General Finance Corp.                 5.16    10/12/07      900,000         898,581
American General Finance Corp.                 5.32    10/22/07    2,498,000       2,490,248
American General Finance Corp.                 5.04    11/01/07    2,853,000       2,840,618
American General Finance Corp.                 5.10    11/26/07      550,000         545,637
American Honda Finance Corp.                   5.24    10/16/07    2,330,000       2,324,913
American Honda Finance Corp.                   4.70    11/27/07    2,600,000       2,580,652
American Honda Finance Corp.                   5.25    11/29/07    2,000,000       1,982,792
BMW US Capital LLC                             4.72    10/15/07    2,870,000       2,864,732
Chevron Texaco Funding Corp.                   5.05    11/21/07    4,000,000       3,971,383
Chevron Texaco Funding Corp.                   5.05    12/13/07    2,950,000       2,919,791
CIT Group Inc.                                 6.35    10/11/07    3,400,000       3,394,003
CIT Group Inc.                                 5.40    11/30/07    2,650,000       2,626,150
Citigroup Funding Inc.                         5.32    10/05/07    3,000,000       2,998,227
Citigroup Funding Inc.                         4.75    10/24/07    3,843,000       3,831,337
Coca-Cola Co.                                  4.73    10/18/07    1,997,000       1,992,539
Coca-Cola Co.                                  4.77    10/30/07      300,000         298,847
Deere & Company                                5.26    10/02/07    1,830,000       1,829,733
Deere & Company                                5.28    10/04/07    1,871,000       1,870,177
Deere & Company                                4.83    10/15/07    3,160,000       3,154,064
EI Dupont De Nemours & Co.                     5.00    10/09/07    4,509,000       4,503,990
EI Dupont De Nemours & Co.                     4.73    10/17/07    2,270,000       2,265,228
General Electric Capital Corp.                 4.75    10/25/07    3,420,000       3,409,170
General Electric Capital Corp.                 5.23    12/14/07      950,000         939,787
Hewlett Packard Co.                            4.77    11/20/07    3,930,000       3,903,964
Hewlett Packard Co.                            4.75    12/14/07    3,000,000       2,970,708
IBM Corp.                                      4.75    12/10/07    2,000,000       1,981,528
Merrill Lynch & Co. Inc.                       5.10    10/12/07      122,000         121,810
Merrill Lynch & Co. Inc.                       5.32    10/31/07    2,230,000       2,220,114
Merrill Lynch & Co. Inc.                       5.05    11/28/07    2,833,000       2,809,950
Merrill Lynch & Co. Inc.                       4.78    12/03/07    1,130,000       1,120,548
MetLife Inc.                                   4.75    10/19/07    1,000,000         997,625
MetLife Inc.                                   4.77    10/29/07    1,920,000       1,912,877
MetLife Inc.                                   5.05    11/14/07    3,950,000       3,925,620
Morgan Stanley                                 5.43    12/17/07      950,000         938,966
Nestle Capital Corp.                           5.30    11/16/07      900,000         893,905
Proctor & Gamble Co.                           5.28    10/04/07    2,025,000       2,024,109
Proctor & Gamble Co.                           4.77    11/15/07    1,870,000       1,858,850
Proctor & Gamble Co.                           4.75    12/12/07    3,050,000       3,021,025
Southern Company                               5.10    10/16/07      400,000         399,150
Southern Company                               4.80    10/22/07    1,470,000       1,465,884

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
COMMERCIAL PAPER - CONTINUED
Southern Company                               4.83%   11/02/07  $ 5,022,000  $    5,000,439
Total S.A.                                     5.28    10/01/07    1,862,000       1,862,000
Total S.A.                                     5.30    10/09/07    3,070,000       3,066,384
Total S.A.                                     5.25    10/10/07    2,000,000       1,997,375
Toyota Motor Credit Corp.                      4.77    10/30/07    2,410,000       2,400,739
Toyota Motor Credit Corp.                      4.78    11/15/07    2,500,000       2,485,062
Toyota Motor Credit Corp.                      5.28    11/30/07    1,960,000       1,942,752
UBS Finance Delaware LLC                       5.35    10/10/07      600,000         599,197
UBS Finance Delaware LLC                       5.46    10/12/07    1,700,000       1,697,164
UBS Americas                                   5.05    12/19/07      500,000         494,459
UBS Americas                                   5.05    12/20/07    1,000,000         988,778
Wal-Mart Stores, Inc.                          4.70    12/11/07    3,000,000       2,972,192
XTRA Corp.                                     5.35    10/02/07    3,000,000       2,999,554
XTRA Corp.                                     5.35    10/03/07    3,880,000       3,878,847
                                                                              --------------
   Total Commercial Paper
      (Cost $123,728,455)                                                        123,728,455
                                                                              --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS
   (1.5% of portfolio)
Federal Farm Credit Bank                       3.70    11/02/07       75,000          74,882
Federal Home Loan Bank                         5.37    10/17/07      500,000         498,806
Federal Home Loan Bank                         2.70    12/28/07    1,000,000         993,755
Federal Home Loan Bank                         4.43    04/07/08      200,000         199,074
Federal Home Loan Mortgage Corp. (a)           3.25    01/28/08      300,000         297,976
Federal Home Loan Mortgage Corp. (a)           3.50    10/25/07       75,000          74,916
                                                                              --------------
   Total U.S. Government Agency Obligations
      (Cost $2,139,409)                                                            2,139,409
                                                                              --------------

MONEY MARKET ACCOUNT (0.7% of portfolio)
SSgA Prime Money Market Fund                   5.14                1,028,000       1,028,000
SSgA Money Market Fund                         5.00                      359             359
                                                                              --------------
   Total Money Market Account
      (Cost $1,028,359)                                                            1,028,359
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $142,020,212) - 100%                                                 $  142,020,212
                                                                              ==============

----------
(a) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)  7-day yield at September 30, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
CORPORATE BONDS  (35.4% of portfolio)
BASIC INDUSTRIES - 2.5%
   3M Employee Stock Ownership Plan (b)       5.62%    07/15/09  $ 1,630,338  $    1,651,321
   Exxon Capital Corp.                        6.13     09/08/08      650,000         657,587
   Halliburton Co. (b)                        5.50     10/15/10      100,000         101,161
   ITT Corp.                                  5.42(a)  08/25/48      730,000         718,167
   Pepsico Capital Resources Inc.             0.00(c)  04/01/08      264,000         257,498
   Pepsico Capital Resources Inc.             0.00(c)  04/01/12      420,000         331,584
   PPG Industries Inc.                        6.50     11/01/07      100,000         100,045
   Snap-on Inc.                               5.49(a)  01/12/10    1,775,000       1,775,343
                                                                              --------------
      Total Basic Industries                                                       5,592,706
                                                                              --------------

CONSUMER STAPLES - 2.6%
Beverages
   Anheuser-Busch Companies, Inc.             5.75     01/15/11      100,000          99,927
   Brown-Forman Corp.                         3.00     03/15/08    1,925,000       1,900,712
   Brown-Forman Corp.                         5.46(a)  04/01/10    1,100,000       1,093,619
Food Products
   Campbell Soup Co.                          5.88     10/01/08    2,695,000       2,718,088
                                                                              --------------
      Total Consumer Staples                                                       5,812,346
                                                                              --------------

CONSUMER DISCRETIONARY - 0.1%
Specialty Retail
   Home Depot Inc.                            5.82(a)  12/16/09      230,000         227,009
                                                                              --------------
      Total Consumer Discretionary                                                   227,009
                                                                              --------------

FINANCE - 17.0%
Banks
   Bank of America Corp.                      4.20(d)  10/15/09      465,000         460,589
   Bank of America Corp.                      4.25(d)  12/15/09      245,000         241,203
   Bank of America Corp.                      7.23     08/15/12      200,000         215,559
   Bayerische Landesbank New York             2.88     10/15/08      575,000         561,939
   Bayerische Landesbank New York             3.20     04/15/09    1,150,000       1,127,076
   Bayerische Landesbank New York             4.50(d)  02/28/10      775,000         769,911
   Canadian Imperial Bank of Commerce
      New York                                4.38     07/28/08    1,100,000       1,099,098
   City National Bank                         6.38     01/15/08    2,615,000       2,621,328
   Deusche Bank AG New York                   3.30     11/30/07      225,000         224,211
   Deusche Bank AG New York                   0.00(a)  08/04/08      500,000         481,250
   Deusche Bank AG New York                   5.35     12/01/08      770,000         770,157
   Deusche Bank AG New York                   5.00(d)  11/17/09    2,175,000       2,171,805
   Deusche Bank AG New York                   5.50     11/30/09      330,000         329,619
   First Tennesse Bank                        4.55     07/03/08      650,000         645,953
   Rabobank Nederland NV New York             5.13(d)  08/25/08      375,000         374,046
   Suntrust Bank                              4.55     05/25/09      450,000         447,554
   UBS AG Stamford                            5.40     11/28/07      740,000         740,115
   US Bank N.A.                               3.75     02/06/09      100,000          98,404
   US Bank N.A. (b)                           5.92     05/25/12      775,435         791,772
Commercial Lending & Leasing
   Caterpillar Financial Services Corp.       3.67     10/04/07      100,000          99,995
   Caterpillar Financial Services Corp.       5.61(a)  08/07/08      100,000          99,869
Consumer Loans
   American General Finance Corp.             3.88     10/01/09      640,000         626,977
   Berkshire Hathaway Finance Corp.           3.38     10/15/08      250,000         245,884
   CIT Group Inc.                             3.65     11/23/07    1,250,000       1,244,341
   CIT Group Inc.                             4.00     05/08/08    1,100,000       1,087,375
   Countrywide Financial Corp.                5.59(a)  02/28/08    1,100,000       1,089,094

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
CORPORATE BONDS - CONTINUED
Consumer Loans
   Countrywide Financial Corp.                5.43(a)% 03/24/09  $ 1,100,000  $    1,034,463
   Countrywide Financial Corp. (b)            1.86(a)  04/15/37      475,000         433,485
   General Electric Capital Corp.             3.50     12/05/07      290,000         289,091
   General Electric Capital Corp.             4.80(a)  05/30/08      813,000         801,481
   General Electric Capital Corp.             4.50(a)  06/11/08      972,000         959,627
   General Electric Capital Corp.             4.50(a)  06/27/08      215,000         212,471
   General Electric Capital Corp.             5.00(d)  12/20/08      125,000         124,513
   General Electric Capital Corp.             3.62(a)  02/20/09    1,200,000       1,175,413
   General Electric Capital Corp. (b)         4.15     04/14/09      555,000         552,529
   General Electric Capital Corp.             3.25     07/15/10      100,000          95,232
   General Electric Capital Corp.             3.92(a)  02/18/11      260,000         247,537
   General Electric Capital Corp.             4.00(d)  09/12/11      295,000         290,346
   General Electric Capital Corp.             5.00(a)  05/01/51      100,000          99,047
   Household Finance Corp.                    5.89(a)  11/05/07      500,000         500,000
   Household Finance Corp.                    5.35     12/15/07      100,000          99,825
   Household Finance Corp.                    5.46(a)  05/15/08      110,000         109,974
   Household Finance Corp.                    5.36(a)  08/15/08      100,000          99,740
   SLM Corp.                                  4.57(a)  03/15/08      115,000         112,948
   Toyota Motor Credit Corp                   5.00(d)  10/08/08      350,000         350,347
   Toyota Motor Credit Corp                   2.75     08/06/09      118,182         115,409
Insurance
   Allstate Financial Global Funding (b)      2.50     06/20/08      225,000         220,883
   Allstate Life Global Funding II            5.17     01/22/09    1,065,000       1,068,504
   American International Group (b)           2.88     05/15/08      450,000         442,761
   Chubb Corp.                                4.93     11/16/07      900,000         900,046
   Hartford Life Global Funding               5.75     08/15/12      210,000         209,567
   MassMutual Global Funding II (b)           2.55     07/15/08      100,000          97,967
   MBIA Global Funding LLC (b)                4.38     03/15/10      750,000         737,503
   Monumental Global Funding II (b)           2.80     07/15/08      220,000         215,664
   Principal Life Income Funding              3.20     04/01/09      400,000         390,741
   Principal Life Income Funding              4.00     12/15/09      350,000         344,666
   Protective Life Secured Trust              5.40     02/15/09      550,000         548,294
   Protective Life Secured Trust              4.15     06/15/10      100,000          99,810
   Protective Life Secured Trust              4.00     04/01/11      450,000         434,565
   Reliance Standard Life (b)                 5.63     03/15/11      800,000         813,461
Investment Banker/ Broker
   Bear Stearns Co., Inc.                     4.00     01/31/08    1,500,000       1,491,400
   Bear Stearns Co., Inc.                     5.85     07/19/10      800,000         805,209
   Lehman Brothers Holdings Inc.              0.00(a)  06/23/08      165,000         158,514
   Merrill Lynch & Co., Inc.                  5.40(a)  05/21/08      219,000         219,109
   Merrill Lynch & Co., Inc.                  5.20     06/15/11      325,000         322,818
   Morgan Stanley Dean Witter                 5.00     09/07/10    1,000,000         989,989
Mortgage
   Residential Capital LLC                    7.60(a)  05/22/09    1,350,000       1,147,500
   Residential Capital LLC                    7.38     06/30/10      415,000         344,450
                                                                              --------------
      Total Finance                                                               38,372,023
                                                                              --------------

HEALTHCARE - 1.2%
Pharmaceuticals
   Abbott Laboratories                        3.50     02/17/09      225,000         220,821
   Abbott Laboratories                        5.38     05/15/09      325,000         328,271
   Allergan Inc.                              7.47     04/17/12      350,000         382,188
   Bristol Myers Squibb Co. (b)               4.00     08/15/08      225,000         222,008

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
CORPORATE BONDS - CONTINUED
   Eli Lilly & Co.                            2.90%    03/15/08  $ 1,000,000  $      990,440
   Hospira Inc.                               5.68(a)  03/30/10      440,000         436,258
   Wyeth                                      4.38     03/01/08      215,000         214,080
                                                                              --------------
      Total Healthcare                                                             2,794,066
                                                                              --------------

INFORMATION TECHNOLOGY - 1.3%
Communication Equipment
   Cisco Systems Inc.                         5.25     02/22/11      450,000         454,186
Computers
   Dell Computer Corp.                        6.55     04/15/08    1,290,000       1,297,816
Diversified Information Technology
   International Business Machines Corp.      3.80     02/01/08    1,175,000       1,169,472
                                                                              --------------
      Total Information Technology                                                 2,921,474
                                                                              --------------

TRANSPORTATION - 1.5%
Railroad
   Burlington Northern & Santa Fe
      Railway Co.                             6.20     05/01/13      225,000         232,833
   Burlington Northern & Santa Fe
      Railway Co.                             4.58     01/15/21    1,111,625       1,060,745
   Burlington Northern & Santa Fe
      Railway Co.                             4.97     04/01/23      192,508         182,825
   CSX Transportation Inc.                    6.38     06/15/08      225,000         226,976
   CSX Transportation Inc.                    7.73     03/15/09      115,000         120,022
   Union Tank Car Co.                         6.35     03/17/08      110,000         110,579
   Union Tank Car Co.                         6.50     04/15/08       51,443          51,948
   Union Tank Car Co.                         7.45     06/01/09      295,000         305,182
   Union Tank Car Co.                         6.79     05/01/10      350,000         366,694
   Union Tank Car Co.                         6.57     01/02/14      261,740         278,758
Services
   United Parcel Services                     4.00     12/15/09      100,000          98,515
Special Purpose Entity
   Toll Road Investor Partnership II LLP
      (b)                                     0.00(c)  02/15/10      500,000         444,549
                                                                              --------------
      Total Transportation                                                         3,479,626
                                                                              --------------

UTILITIES - 9.2%
Electric & Gas
   Central Hudson Gas & Electric Corp.        6.00     01/15/09      340,000         343,348
   Cleco Corp.                                7.00     05/01/08      375,000         378,482
   Consolidated Edison Co. of New York        6.45     12/01/07    3,000,000       3,004,662
   Consumers Energy Co.                       6.38     02/01/08    1,250,000       1,253,850
   Duke Energy Corp.                          4.20     10/01/08    1,980,000       1,959,915
   Duke Energy Corp.                          5.38     01/01/09      625,000         624,684
   Empire District Electric Co.               8.13     11/01/09      225,000         238,198
   Michigan Consolidated Gas Co.              7.06     05/01/12      325,000         347,460
   National Fuel Gas Co.                      6.00     03/01/09      625,000         637,279
   Northern Natural Gas Co. (b)               6.75     09/15/08      335,000         339,709
   Potomac Electric Power Co.                 6.25     10/15/07      250,000         250,010
   Public Service Electric & Gas Co.          6.38     05/01/08      525,000         528,091
   Southern California Gas Co.                4.80     10/01/12      165,000         162,008
   TXU Electric Delivery Co. (b)              6.07(a)  09/16/08      275,000         272,203
   Washington Gas Light Co.                   6.51     08/18/08      350,000         353,690
   Wisconsin Electric Power Co.               3.50     12/01/07      630,000         628,166
Telephone
   Ameritech Capital Funding Corp.            6.15     01/15/08      185,000         185,385
   GTE California Inc.                        7.00     05/01/08      750,000         757,074
   GTE Northwest Inc.                         5.55     10/15/08      250,000         250,590
   Nextel Communications, Inc.                7.38     08/01/15    1,350,000       1,372,012
   NYNEX Corp.                                9.55     05/01/10       39,576          41,533
   Pacific Bell                               6.13     02/15/08      650,000         651,568

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
CORPORATE BONDS - CONTINUED
   Southwestern Bell Telephone Co.            6.38%    11/15/07  $   790,000  $      790,856
   Southwestern Bell Capital Corp.            6.68     11/28/07    3,550,000       3,558,332
   SBC Communications Capital Corp.           7.00     10/01/12      450,000         456,984
   Verizon Pennsylvania Inc.                  5.65     11/15/11    1,350,000       1,363,855
                                                                              --------------
      Total Utilities                                                             20,749,944
                                                                              --------------
      Total Corporate Bonds
         (Cost $80,149,829)                                                    79,949,194.00
                                                                              --------------

YANKEE BONDS (10.3% of portfolio)
Bayerische Landesbank                         4.25(d)  07/22/11    1,350,000       1,326,510
BNP Paribas SA                                4.45(a)  03/05/08    2,165,000       2,163,155
BP Canada Finance Co.                         3.38     10/31/07    1,450,000       1,448,567
Canadian National Railway Co.                 7.52     01/03/10      844,317         862,047
CIT Group Funding Co. of Canada               4.65     07/01/10      675,000         648,560
European Investment Bank                      4.50(d)  05/18/11    1,780,000       1,776,792
HBOS Treasury Services PLC (b)                4.00     09/15/09      675,000         663,081
Hydro-Quebec                                  6.27     01/03/26       80,000          85,898
International Bank for Reconstruction and
   Development                                0.00(c)  02/15/08      100,000          98,410
International Bank for Reconstruction and
   Development                                0.00(c)  01/23/09    1,060,800       1,000,356
International Bank for Reconstruction and
   Development                                3.50(d)  04/29/09      375,000         371,661
International Bank for Reconstruction and
   Development                                3.75(d)  11/08/09      300,000         298,674
International Bank for Reconstruction and
   Development                                4.50(d)  04/29/10      600,000         599,998
International Bank for Reconstruction and
   Development                                4.00(d)  05/28/10      885,000         880,272
International Bank for Reconstruction and
   Development                                0.00(c)  01/15/11      875,000         754,573
International Bank for Reconstruction and
   Development                                4.00(d)  03/03/11      250,000         249,222
International Bank for Reconstruction and
   Development                                0.00(c)  04/15/11      250,000         213,919
International Bank for Reconstruction and
   Development                                0.00(c)  10/15/11      250,000         207,921
International Bank for Reconstruction and
   Development                                4.50(d)  12/14/14      250,000         250,312
International Bank for Reconstruction and
   Development                                3.75(d)  07/03/13      865,000         851,482
International Multifoods Inc.                 6.60     11/13/09      250,000         258,421
IXIS Corp. & Investment Bank                  3.25     10/29/07      370,000         369,788
IXIS Corp. & Investment Bank                  4.50(d)  03/04/10      500,000         497,145
KFW                                           4.50(d)  01/13/11    1,160,000       1,149,105
LLOYDS Bank PLC                               4.25(d)  11/28/08      400,000         399,720
LLOYDS Bank PLC                               4.00(d)  12/10/08      280,000         278,446
Nestle Holding Inc.                           3.75(d)  03/31/09    1,937,000       1,914,649
Ontario Province of Canada                    3.28     03/28/08      940,000         933,909
Rabobank Nederland                            4.25(d)  11/12/08      260,000         258,925
Rabobank Nederland                            3.50(d)  02/18/09      700,000         690,550
Rabobank Nederland                            4.50(d)  05/06/11      200,000         197,650
Royal Bank of Scotland PLC                    4.25(d)  10/30/09      420,000         418,530
Shell International Finance BV                5.63     06/27/11    1,100,000       1,129,193
United Utilities PLC                          6.45     04/01/08      100,000         100,387
                                                                              --------------
      Total Yankee Bonds (Cost $23,119,700)                                       23,347,828
                                                                              --------------

ASSET BACKED SECURITIES
   (13.0% of portfolio)
ACLC Franchise Loan Receivables Trust
   97-A (b)                                   6.17(a)  09/17/12       29,784          29,864
ACLC Franchise Loan Receivables Trust
   97-B (b)                                   6.73     04/15/14      621,714         621,722
Americredit Automobile Receivables Trust
   05-AX                                      3.93     10/06/11    2,100,000       2,076,320
Americredit Automobile Receivables Trust
   07-AX                                      5.29     11/06/10      858,412         858,148
Atlantic City Electric Transition Funding
   LLC 03-1                                   2.89     07/20/11      425,946         418,932
Bay View Auto Trust 05-LJ2                    4.41     07/25/10      733,862         731,363
Capital Auto Receivable Asset Trust
   06-SN1A (b)                                5.40     01/20/09      466,662         466,586
Capital One Auto Finance Trust 05-C           4.61     07/15/10      749,175         747,418
Capital One Auto Finance Trust 07-A           5.33     05/15/10      263,588         263,564

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount        Value
                                             --------  --------  -----------  --------------
ASSET BACKED SECURITIES - CONTINUED
Capital One Auto Finance Trust 07-B           5.03     04/15/12  $   100,000  $       99,888
Caterpillar Financial Asset Trust 06-A        5.57     05/25/10      625,000         627,116
Caterpillar Financial Asset Trust 07-A        5.34     06/25/12      650,000         651,398
Charming Shoppes Master Trust 04-1A (b)       6.70(a)  05/15/14      500,000         497,891
Chase Manhattan Auto Owner Trust 06-A         5.37     01/15/09       13,342          13,345
CIT RV Trust 99-A                             6.24     08/15/15       91,668          91,709
Citibank Credit Card Issuance Trust 06-A2     4.85     02/10/11      900,000         899,746
CPS Auto Trust 06-A (b)                       5.22     01/15/10      254,677         254,701
CPS Auto Trust 06-C (b)                       5.31     02/15/10       81,095          81,066
CPS Auto Trust 07-C (b)                       5.92     05/15/14      835,000         837,296
Credit Acceptance Auto Dealer Loan Trust
   06-2 (b)                                   5.38     06/15/12    1,250,000       1,251,850
Daimler Chrysler Auto Trust 06-A              5.01     01/08/11      500,000         499,582
Drive Auto Receivables Trust 05-2 (b)         4.12     01/15/10      218,924         218,551
Drive Auto Receivables Trust 05-3 (b)         4.99     10/15/10      625,983         624,551
Drive Auto Receivables Trust 06-1 (b)         5.54(d)  12/16/13      650,000         653,811
Drive Auto Receivables Trust 06-2 (b)         5.44     12/15/09      433,148         433,345
DVI Receivables Corp. 00-2                    7.12     11/12/08       98,350          66,878
DVI Receivables Corp. 01-2                    3.52     07/11/08      355,983         131,714
DVI Receivables Corp. 02-1                    4.57     06/11/10      210,130          63,039
DVI Receivables Corp. 03-1                    6.31(a)  03/14/11      729,608         474,245
E-Trade RV & Marine Trust 04-1                3.62     10/08/18    1,075,000       1,056,994
Ford Credit Auto Owner Trust 06-B             5.42     07/15/09      161,828         161,798
Ford Credit Auto Owner Trust 07-A             5.47     06/15/12      745,000         749,651
Great America Leasing Receivables 05-1 (b)    4.82     03/20/09      159,829         159,539
Great America Leasing Receivables 06-1 (b)    5.39     09/15/11      495,000         495,708
Household Automotive Trust 05-2               4.37     05/17/10    1,591,052       1,583,526
Household Automotive Trust 06-1               5.43     06/17/11      898,034         899,614
Household Automotive Trust 07-1               5.32     05/17/10      503,979         503,805
HPSC Equipment Receivables 03-1A (b)          6.25(a)  03/20/10      233,690         234,165
LAI Vehicle Lease Securization Trust
   04-A (b)                                   3.41     12/15/10      143,012         142,514
Marriott Vacation Club Owners Trust
   06-1A (b)                                  5.74     04/20/28      270,995         272,403
MBNA Credit Card Master Note Trust 03-A11     3.65     03/15/11       90,000          88,859
Morgan Stanley Auto Loan Trust  04-HB2        2.94     03/16/09       37,753          37,660
Navistar Financial Corp. Owner Trust 05-A     4.22     02/15/10    1,162,047       1,151,866
Nissan Auto Lease Trust 05-A                  4.70     10/15/08       29,070          29,057
Nissan Auto Receivables Owner Trust 06-B      5.16     02/15/10      390,000         389,669
Peachtree Franchise Loan, LLC 99-A (b)        6.68     01/15/21       26,775          26,961
Prestige Auto Receivables Trust 05-1A (b)     4.37     06/15/12      313,255         310,589
Prestige Auto Receivables Trust 06-1A (b)     5.25     06/17/13      250,000         250,031
Santander Drive Auto Receivables Trust 07-1   5.20     12/15/10    2,000,000       1,997,329
Santander Drive Auto Receivables Trust 07-2   6.55(a)  12/15/10    1,350,000       1,360,758
SLM Student Loan Trust 05-7                   4.41     07/25/25      130,000         130,161
Small Business Administration 99-10B          6.00     03/01/09       11,033          11,076
Small Business Administration 02-20K          5.08     11/01/22      238,684         238,705
Small Business Administration 03-10B          3.39     03/01/13      214,127         206,774
Small Business Administration 03-P10B         5.14     08/10/13      158,888         159,039
Small Business Administration 05-10E          4.54     09/01/15      208,219         206,144
Susquehanna Auto Lease Trust 06-1 (b)         5.20     05/14/08      207,825         207,825
Susquehanna Auto Lease Trust 07-1 (b)         5.32     04/14/09    1,175,000       1,175,551
UPFC Auto Receivables Trust 06-A              5.46     06/15/09      393,132         393,068
UPFC Auto Receivables Trust 05-B              4.98     08/15/11      101,938         101,656
Wachovia Auto Owner Trust 06-A                5.41     04/20/09        5,509           5,510
                                                                              --------------
      Total Asset Backed Securities
         (Cost $30,012,252)                                                       29,423,644
                                                                              --------------

MORTGAGE BACKED SECURITIES
   (23.8% of portfolio)
Adjustable Rate Mortgage Trust 05-10          4.72(a)  01/25/36      300,934         299,429
American Business Financial Services 02-1     6.51     12/15/32      115,719         115,591
American Home Mortgage Investment Trust
   05-03                                      4.97     09/25/35      100,000          98,995

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount        Value
                                             --------  --------  -----------  --------------
MORTGAGE BACKED SECURITIES - CONTINUED
Amresco Residential Securities 98-1           7.57%    10/25/27  $   138,907  $      138,441
Banc of America Funding Corp. 04-A            5.01(a)  09/20/34      202,210         199,222
Banc of America Funding Corp. 05-G            5.24(a)  10/20/35    1,578,304       1,522,879
Banc of America Mortgage Securities Inc.
   02-J                                       5.67(a)  09/25/32      151,770         151,248
Banc of America Mortgage Securities Inc.
   04-F                                       4.15(a)  07/25/34      707,923         697,298
Banc of America Mortgage Securities Inc.
   05-1                                       5.00     02/25/20      172,764         166,265
Banc of America Mortgage Securities Inc.
   05-C                                       4.71(a)  04/25/35      145,062         144,103
Bear Stearns Adjustable Rate Mortgage Trust
   04-10                                      4.64(a)  01/25/35      926,041         917,059
Bear Stearns Adjustable Rate Mortgage Trust
   05-12                                      5.45(a)  02/25/36      172,040         169,761
Bear Stearns Adjustable Rate Mortgage Trust
   06-6                                       5.81(a)  11/25/36      366,515         366,494
Bear Stearns ALT-A Trust 04-11                7.07(a)  11/25/34       65,881          67,817
Bear Stearns ALT-A Trust 05-4                 5.37(a)  05/25/35      255,516         255,938
Bear Stearns ALT-A Trust 05-9                 5.81(a)  11/25/35      136,944         133,542
Bear Stearns Asset Backed Securities Trust
   03-3                                       5.72(a)  06/15/43      170,553         169,088
Chase Mortgage Finance Corp. 03-S2            5.00     03/25/18       94,248          92,997
Chase Mortgage Finance Corp. 05-A1            5.41(a)  12/25/35       89,403          88,062
Chase Mortgage Finance Corp. 06-A1            6.04(a)  09/25/36      148,374         148,818
Chaseflex Trust 05-2                          6.00     06/25/35      255,758         256,881
CITICORP Mortgage Securities, Inc. 07-1       5.50     01/25/22    1,068,381       1,069,235
CITICORP Mortgage Securities, Inc. 88-11      6.77(a)  08/25/18       58,061          56,978
CITICORP Mortgage Securities, Inc. 88-17      6.77(a)  11/25/18       83,197          82,963
CMO Trust 17                                  7.25     04/20/18        2,793           2,793
Conseco Finance Securitizations Corp. 01-2    6.60     02/01/33      372,262         387,106
Contimortgage Home Equity Loan Trust 95-2     8.10     08/15/25       87,833          87,672
Countrywide Alternative Loan Trust 04-18CB    5.13     09/25/34       39,589          39,521
Countrywide Alternative Loan Trust 04-24CB    6.00     11/25/34      165,718         164,941
Countrywide Alternative Loan Trust 05-11CB    5.50     06/25/35      617,960         611,409
Countrywide Alternative Loan Trust 05-43      5.72(a)  10/25/35       86,066          85,787
Countrywide Home Loans 03-49                  4.59(a)  12/19/33      247,243         241,511
Countrywide Home Loans 03-56                  4.49     12/25/33      250,000         246,672
Countrywide Home Loans 03-J13                 5.25     01/25/24      826,655         813,088
Countrywide Home Loans 05-HYB8                5.62(a)  12/20/35      307,492         301,644
Credit Suisse First Boston Mortgage 03-21     4.75     08/25/18      476,939         466,275
Credit Suisse First Boston Mortgage 03-21     6.63(a)  09/25/33       51,508          52,295
Credit Suisse First Boston Mortgage 03-AR24   4.02(a)  10/25/33    1,015,481       1,003,444
Credit Suisse First Boston Mortgage 04-AR3    4.72(a)  04/25/34      253,975         252,028
Credit Suisse First Boston Mortgage 05-4      5.50     06/25/15      337,442         337,382
Credit Suisse First Boston Mortgage 05-10     5.25     11/25/20      831,453         821,277
DLJ Mortgage Acceptance Corp. 91-3            6.18(a)  02/20/21       66,008          65,833
FHLMC 2419                                    5.50     03/15/17        8,079           8,075
FHLMC 2586                                    3.50     12/15/32      297,605         294,411
FHLMC 2649                                    4.50     07/15/18      694,493         673,228
FHLMC 3061                                    5.50     07/15/16      563,517         568,385
FHLMC 3071                                    5.75     11/15/34      417,343         418,509
FHLMC 780754                                  4.67(a)  08/01/33       62,099          60,406
FHLMC M80833                                  4.00     08/01/10      395,290         386,024
FHLMC M80848                                  3.00     07/01/10      299,376         284,765
FHLMC M90951                                  4.50     10/01/09      138,603         137,161
FHLMC R009                                    5.75     12/15/18      702,715         706,762
FHLMC R010                                    5.50     12/15/19    1,327,900       1,325,216
FHLMC R013                                    6.00     12/15/21      651,515         658,486
First Alliance Mortgage Loan Trust 94-1       5.85     04/25/25       27,464          27,343
First Alliance Mortgage Loan Trust 94-2       7.63     07/25/25       38,367          38,238
First Alliance Mortgage Loan Trust 94-3       7.83     10/25/25        1,014           1,009
First Horizon Mortgage Alternative Mortgage
   Securities 04-AA3                          5.30(a)  09/25/34       70,223          70,137
First Horizon Mortgage Pass-Through Trust
   05-AR2                                     4.84(a)  05/25/35      432,457         431,797
Flagstar Home Equity Loan Trust 07-1A (b)     5.77     01/25/35      250,000         250,625

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount        Value
                                             --------  --------  -----------  --------------
MORTGAGE BACKED SECURITIES - CONTINUED
FNMA 93-170                                   5.13(a)% 09/25/08  $       716  $          713
FNMA 03-05                                    4.25     08/25/22      234,023         226,851
FNMA 03-38                                    5.00     03/25/23      243,201         239,319
FNMA 03-81                                    4.75     09/25/18      282,643         268,358
FNMA 03-86                                    4.50     09/25/18      414,494         399,622
FNMA 04-34                                    5.50     05/25/19      495,205         498,064
FNMA 05-14                                    5.43(a)  03/25/35       65,690          65,448
FNMA 06-10                                    5.75     09/25/20      185,973         186,771
FNMA 813842                                   4.54(a)  01/01/35      102,943         103,712
GMAC Mortgage Corp. Loan Trust 05-AR3         4.85(a)  06/19/35      384,649         382,184
GMAC Mortgage Corp. Loan Trust 05-HE2         4.62     11/25/36      165,040         163,136
GMAC Mortgage Corp. Loan Trust 07-HE1         5.95     08/25/37    1,100,000       1,102,407
GNMA 02-15                                    5.50     11/20/31      133,419         133,434
GNMA 02-88                                    5.00     05/16/31       96,323          95,323
GNMA 03-04                                    5.50     02/20/29       20,528          20,468
GNMA 03-11                                    4.00     10/17/29      458,823         431,115
GNMA 03-12                                    4.50     02/20/32      134,074         130,454
GNMA 03-26                                    6.20(a)  04/16/33       62,936          62,994
GNMA 03-92                                    4.50     12/16/26       75,641          74,163
GNMA 04-17                                    4.50     12/20/33      133,506         127,719
GNMA 06-36                                    6.00     02/20/21      193,383         193,528
GNMA 583189                                   4.50     02/20/17       54,744          52,835
Green Tree Financial Corp. 98-3               6.22     03/01/30      329,200         334,880
GS Mortgage Loan Trust 03-10                  4.94(a)  10/25/33      559,250         545,635
GS Mortgage Loan Trust 03-3F                  5.00     04/25/33      127,920         126,855
GS Mortgage Loan Trust 05-8F                  5.50     10/25/20      338,873         336,594
GS Mortgage Loan Trust 05-AR3                 5.02(a)  05/25/35      239,190         237,044
GS Mortgage Loan Trust 05-AR6                 4.56(a)  09/25/35      191,212         189,118
Home Equity Mortgage Loan Asset-Backed
   Trust 06-A                                 5.77     05/25/36      305,000         302,921
Home Equity Mortgage Trust 06-1               5.30     05/25/36    1,250,000       1,129,922
IMPAC Secured Assets Corp. 03-3               4.20     08/25/32      562,142         529,505
Indymac Indx Mortgage Loan Trust 04-AR6       7.49(a)  10/25/34       43,047          43,066
Indymac Indx Mortgage Loan Trust 05-AR15      5.10(a)  09/25/35       91,058          89,627
JP Morgan Mortgage Trust 04-A3                4.98(a)  07/25/34      530,872         521,205
JP Morgan Mortgage Trust 05-A2                5.20(a)  04/25/35    1,422,137       1,394,385
Lehman ABS Manufactured Housing Contract
   01-B                                       4.35     05/15/14      243,510         230,358
Master Adjustable Rate Mortgages Trust
   04-13                                      3.82(a)  04/21/34      148,616         146,363
Master Adjustable Rate Mortgages Trust 05-1   5.24(a)  01/25/35      134,858         132,669
Master Alternative Loans Trust 03-5           6.00     08/25/33      145,581         142,169
Master Assets Securitization Trust 03-6       5.00     07/25/18      117,741         116,159
Merrill Lynch Mortgage Investors Trust
   03-A2                                      4.21(a)  02/25/33      203,091         202,681
Morgan Stanley Capital Inc. 04-1              5.00     11/25/18      446,758         432,553
Morgan Stanley Mortgage Loan Trust  04-4      4.75     08/25/34       56,095          55,859
Morgan Stanley Mortgage Loan Trust  05-5AR    5.53(a)  09/25/35       91,055          90,514
New Century Home Equity Loan Trust 97-NC5     7.20     10/25/28        1,300           1,295
Oakwood Mortgage Investors, Inc. 99-D         7.84     11/15/29      548,044         512,364
Oakwood Mortgage Investors, Inc. 02-A         6.00(a)  09/15/14      330,543         316,462
Origen Manufactured Housing 05-B              5.25     02/15/14       69,623          69,457
Popular ABS Mortgage Pass-Through Trust
   05-05                                      5.10     11/25/35       22,717          22,628
Prime Mortgage Trust 05-2                     5.00     07/25/20      502,180         490,096
Residential Accredit Loans, Inc. 02-QS9       5.73(a)  07/25/32       15,501          15,456
Residential Accredit Loans, Inc. 05-QS5       5.70     04/25/35      128,361         127,376
Residential Asset Securitization Trust
   04-A3                                      5.25     06/25/34      136,274         120,872
Residential Asset Securitization Trust
   04-A4                                      5.50     08/25/34       25,236          25,103
Residential Asset Securitization Trust
   05-A14                                     5.50     12/25/35      512,144         502,825
Residential Funding Mortgage Securities I
   03-S11                                     3.50     06/25/18      187,932         183,198
Residential Funding Mortgage Securities I
   03-S15                                     4.50     08/25/18      343,985         329,697

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
MORTGAGE BACKED SECURITIES TRUST -
   CONTINUED
Residential Funding Mortgage Securities I
   03-S17                                     5.50%    09/25/33  $   698,766  $      698,141
Residential Funding Mortgage Securities I
   05-SA2                                     4.68(a)  06/25/35      104,272         106,244
Residential Funding Mortgage Securities I
   06-SA1                                     5.60(a)  02/25/36       98,037          97,988
Ryland Acceptance Corp. 64 E                  3.83(a)  04/01/18       84,689          79,757
Salomon Brothers Mortgage Securities 97-LB6   6.82     12/25/27          125             125
Structured Adjustable Rate Mortgage Loan
   Trust 04-3AC                               4.94(a)  03/25/34       48,264          48,010
Structured Adjustable Rate Mortgage Loan
   Trust 04-4                                 5.41(a)  04/25/34    3,156,270       3,148,885
Structured Adjustable Rate Mortgage Loan
   Trust 04-8                                 4.67(a)  07/25/34      700,000         685,539
Structured Adjustable Rate Mortgage Loan
   Trust 04-11                                7.28(a)  08/25/34      100,081         100,332
Structured Adjustable Rate Mortgage Loan
   Trust 04-18                                5.21(a)  12/25/34      279,717         279,056
Structured Adjustable Rate Mortgage Loan
   Trust 05-11                                5.38(a)  05/25/35      718,143         722,925
Structured Adjustable Rate Mortgage Loan
   Trust 06-1                                 5.62(a)  02/25/36       87,751          87,268
Structured Adjustable Rate Mortgage Loan
   Trust 06-1                                 5.62(a)  02/25/36      498,791         494,949
Structured Adjustable Rate Mortgage Loan
   Trust 06-4                                 5.89(a)  05/25/36      263,740         264,071
Structured Asset Mortgage Investments
   04-AR5                                     7.12(a)  10/19/34       61,688          62,289
Structured Asset Securities Corp.
   98-RF1 (b)                                 8.75(a)  04/15/27       83,057          82,933
Structured Asset Securities Corp. 03-8        5.00     04/25/33       92,202          83,327
Structured Asset Securities Corp. 03-37A      4.52(a)  12/25/33      539,089         535,355
Structured Asset Securities Corp. 04-3        5.56(a)  03/25/24      582,635         579,267
Structured Asset Securities Corp. 04-19XS     4.37     10/25/34       38,095          37,946
Structured Mortgage Asset Residential Trust
   92-10A                                     7.50     11/25/08          131             131
UCFC Manufactured Housing Contract 98-2       6.16     08/15/19      840,476         833,279
Vanderbilt Mortgage & Finance 03-A            6.47(a)  05/07/26      736,426         736,625
Wachovia Mortgage Loan Trust 06-A             5.24(a)  05/20/36      572,252         563,272
Washington Mutual Mortgage Securities Corp.
   03-AR10                                    4.06(a)  10/25/33      621,749         619,753
Washington Mutual Mortgage Securities Corp.
   03-AR11                                    3.99(a)  10/25/33    1,075,000       1,060,179
Washington Mutual Mortgage Securities Corp.
   04-AR3                                     4.24(a)  06/25/34      201,827         198,726
Washington Mutual Mortgage Securities Corp.
   04-AR14                                    4.26(a)  01/25/35      329,964         323,030
Washington Mutual Mortgage Securities Corp.
   05-AR7                                     4.92(a)  08/25/35      650,688         642,016
Washington Mutual Mortgage Securities Corp.
   05-AR12                                    4.83(a)  10/25/35       72,342          71,590
Washington Mutual MSC Mortgage Pass-Through
   Certificates 03-MS2                        5.00     03/25/18      417,320         407,018
Wells Fargo Mortgage Backed Securities
   Trust 03-6                                 5.00     06/25/18       89,597          87,273
Wells Fargo Mortgage Backed Securities
   Trust 03-17                                5.00     01/25/34      487,330         482,470
Wells Fargo Mortgage Backed Securities
   Trust 04-B                                 4.94(a)  02/25/34      148,866         145,729
Wells Fargo Mortgage Backed Securities
   Trust 04-E                                 4.87(a)  05/25/34      240,934         236,396
Wells Fargo Mortgage Backed Securities
   Trust 04-EE                                3.99(a)  12/25/34      184,171         182,074
Wells Fargo Mortgage Backed Securities
   Trust 04-F                                 4.72(a)  06/25/34    1,137,540       1,117,049
Wells Fargo Mortgage Backed Securities
   Trust 04-I                                 6.54(a)  07/25/34       37,051          37,222
Wells Fargo Mortgage Backed Securities
   Trust 04-K                                 4.48(a)  07/25/34      509,966         498,065
Wells Fargo Mortgage Backed Securities
   Trust 04-K                                 4.73(a)  07/25/34      354,568         347,489
Wells Fargo Mortgage Backed Securities
   Trust 04-K                                 4.73(a)  07/25/34      881,133         845,977
Wells Fargo Mortgage Backed Securities
   Trust 04-R                                 4.36(a)  09/25/34      228,679         226,102
Wells Fargo Mortgage Backed Securities
   Trust 05-AR14                              5.39(a)  08/25/35      120,084         115,935
Wells Fargo Mortgage Backed Securities
   Trust 05-AR15                              5.11(a)  09/25/35      805,491         790,668
Wells Fargo Mortgage Backed Securities
   Trust 05-AR16                              5.00(a)  10/25/35      188,302         184,536
Wells Fargo Mortgage Backed Securities
   Trust 06-AR4                               5.77(a)  04/25/36      142,323         140,486
Wells Fargo Mortgage Backed Securities
   Trust 06-AR19                              5.65(a)  12/25/36       93,673          93,462
                                                                              --------------
      Total Mortgage Backed Securities
         (Cost $54,141,763)                                                       53,916,847
                                                                              --------------

MUNICIPAL BONDS  (1.1% of portfolio)
Chicago Illinois Public Building Commission   7.13     01/01/10      250,000         261,985
Energy Acquisition Corp. II Ohio              4.49     02/15/08    1,125,000       1,122,851
Fiscal Year 2005 Securitization Corp.
   New York                                   3.51     10/01/12      475,000         456,195
St. Charles County Missouri Public Arena
   Authority                                  7.02     09/15/18      610,000         627,781
                                                                              --------------
      Total Municipal Bonds
         (Cost $2,493,737)                                                         2,468,812
                                                                              --------------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (13.6% of portfolio)
Bartram Trail CDC Inc. (b)                    5.50(a)% 07/01/32  $   813,000  $      818,471
Federal Farm Credit Bank                      3.24     03/17/08      250,000         248,196
Federal Farm Credit Bank                      3.84     09/24/08      200,000         198,525
Federal Farm Credit Bank                      3.92     10/27/08      700,000         695,267
Federal Farm Credit Bank                      5.65     04/23/13      675,000         675,082
Federal Farm Credit Bank                      4.38     05/21/13      100,000          97,545
Federal Farm Credit Bank                      5.22     10/20/14      250,000         248,068
Federal Home Loan Bank                        3.80     11/13/07    1,250,000       1,248,243
Federal Home Loan Bank                        3.65     12/03/07      750,000         748,296
Federal Home Loan Bank                        4.25     12/26/07      750,000         748,730
Federal Home Loan Bank                        3.50     05/19/08      775,000         768,716
Federal Home Loan Bank                        2.88     06/30/08      250,000         246,602
Federal Home Loan Bank                        4.10     11/05/08    1,250,000       1,243,659
Federal Home Loan Bank                        3.83     11/28/08    1,350,000       1,339,133
Federal Home Loan Bank                        5.25(a)  05/11/10    1,150,000       1,150,772
Federal Home Loan Bank                        4.00(d)  04/22/11      100,000          99,653
Federal Home Loan Bank                        4.71     10/25/12      150,000         148,603
Federal Home Loan Bank                        4.85     05/28/13      105,000         103,932
Federal Home Loan Bank                        4.30     06/10/13      100,000          97,229
Federal Home Loan Bank                        4.54     07/23/13      100,000          97,926
Federal Home Loan Bank                        4.25(d)  08/13/13      110,000         109,472
Federal Home Loan Bank                        4.20(a)  12/29/14      455,000         451,505
Federal Home Loan Mortgage Corp. (e)          3.75     01/28/08    1,900,000       1,892,693
Federal Home Loan Mortgage Corp. (e)          4.00(d)  02/15/09      115,000         114,779
Federal Home Loan Mortgage Corp. (e)          4.00     02/15/10      340,000         336,318
Federal Home Loan Mortgage Corp. (e)          4.00     10/15/11      100,000          97,717
Federal Home Loan Mortgage Corp. (e)          4.80     04/02/13      100,000          99,095
Federal Home Loan Mortgage Corp. (e)          4.88     04/30/13      198,000         196,349
Federal Home Loan Mortgage Corp. (e)          4.35     06/03/13      100,000          97,526
Federal Home Loan Mortgage Corp. (e)          5.00     06/17/13      100,000          99,359
Federal Home Loan Mortgage Corp. (e)          4.40     06/19/13      100,000          97,646
Federal Home Loan Mortgage Corp. (e)          4.50     07/16/13      140,000         137,111
Federal Home Loan Mortgage Corp. (e)          4.25     07/23/13      170,000         164,834
Federal Home Loan Mortgage Corp. (e)          5.00(d)  11/23/15      195,000         195,111
Federal National Mortgage Assn. (e)           4.18     08/27/09      250,000         248,463
Federal National Mortgage Assn. (e)           4.13     09/02/09      250,000         248,265
Federal National Mortgage Assn. (e)           4.50(d)  11/24/09      265,000         264,939
Federal National Mortgage Assn. (e)           4.50     01/21/10      150,000         149,518
Federal National Mortgage Assn. (e)           4.00     05/24/10      100,000          98,721
Federal National Mortgage Assn. (e)           4.00     08/13/10      104,000         102,553
Federal National Mortgage Assn. (e)           4.00     03/04/11      105,000         103,223
Federal National Mortgage Assn. (e)           4.28     03/30/11      100,000          98,936
Federal National Mortgage Assn. (e)           3.50     12/14/11      100,000          95,811
Federal National Mortgage Assn. (e)           4.50     12/16/11      100,000          98,961
Federal National Mortgage Assn. (e)           5.00     02/13/12      110,000         109,815
Federal National Mortgage Assn. (e)           5.05     02/27/12      100,000          99,876
Federal National Mortgage Assn. (e)           3.50     06/28/12      100,000          95,192
Federal National Mortgage Assn. (e)           4.00     07/16/12      150,000         145,539
Federal National Mortgage Assn. (e)           4.00     10/01/12      152,000         147,174
Federal National Mortgage Assn. (e)           5.00     11/15/12      100,000          99,548
Federal National Mortgage Assn. (e)           5.00     02/27/13    1,050,000       1,044,351
Federal National Mortgage Assn. (e)           4.85     05/21/13      100,000          98,994
Federal National Mortgage Assn. (e)           4.30     06/17/13      200,000         194,503
Federal National Mortgage Assn. (e)           5.00     06/26/13      175,000         173,699
Federal National Mortgage Assn. (e)           4.35     07/02/13      100,000          97,387
Federal National Mortgage Assn. (e)           4.00     07/09/13      100,000          95,950
Federal National Mortgage Assn. (e)           4.00     07/15/13      370,000         354,944
Federal National Mortgage Assn. (e)           5.05     09/27/13      500,000         496,522

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -
   CONTINUED
Government Trust Certificate
   (Sri Lanka Trust)                          5.34(a)% 06/15/12    $ 250,000  $      249,998
Overseas Private Investment Corp.             0.00(f)  05/27/08      500,000         575,160
Overseas Private Investment Corp.             4.10     11/15/14      688,160         673,516
Tennessee Valley Authority                    3.30     01/15/08      500,000         496,759
Tennessee Valley Authority                    2.45     05/15/08      650,000         638,430
Tennessee Valley Authority                    4.50     10/15/13      100,000          97,788
Tennessee Valley Authority                    0.00(d)  04/15/42      775,000         641,522
U.S. Department of Housing & Urban Dev.       7.50     08/01/11      180,000         189,890
U.S. Department of Housing & Urban Dev.       6.07     08/01/21      115,000         117,357
U.S. Treasury Note                            2.63     05/15/08    3,000,000       2,971,875
U.S. Treasury Note                            3.75     05/15/08      550,000         548,582
U.S. Treasury Note                            4.38     11/15/08      550,000         552,148
U.S. Treasury Note                            4.50     02/15/09    3,175,000       3,196,580
                                                                              --------------
      Total U.S. Government and Agency
         Obligations (Cost $30,666,804)                                           30,824,652
                                                                              --------------

MONEY MARKET ACCOUNT (2.8% of portfolio)
SSgA Prime Money Market Fund                  5.14(g)              6,040,000       6,040,000
SSgA Money Market Fund                        5.00(g)                249,625         249,625
                                                                              --------------
      Total Money Market Account
         (Cost $6,289,625)                                                         6,289,625
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $226,873,710) - 100%                                                 $  226,220,602
                                                                              ==============

----------
(a)  Variable coupon rate as of September 30, 2007.

(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $18,398,606 and represents 8.13% of total investments.

(c)  Zero coupon security, purchased at a discount.

(d) Step coupon security, the current rate may be adjusted updwards before maturity date.

(e) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f)  Zero coupon security, security accretes to a premium price at maturity.

(g)  7-day yield at September 30, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
ASSET BACKED SECURITIES (9.9% of portfolio)
Small Business Administration 93-20J          5.90%    10/01/13  $    67,357  $       68,131
Small Business Administration 98-20D          6.15     04/01/18       90,242          92,277
Small Business Administration 98-20E          6.30     05/01/18       59,147          60,638
Small Business Administration 98-20H          6.15     08/01/18       29,538          30,226
Small Business Administration 99-20D          6.15     04/01/19       93,949          96,229
Small Business Administration 05-10E          4.54     09/01/15       83,288          82,458
Small Business Administration Pool # 100075   3.50     05/25/19       55,806          50,762
Small Business Administration Pool # 500724   7.25(a)  12/25/13       13,776          13,530
Small Business Administration Pool # 502261   6.38(a)  10/25/17       22,093          21,904
Small Business Administration Pool # 502477   6.25(a)  09/25/18       59,630          58,923
Small Business Administration Pool # 502543   5.95(a)  01/25/19      106,286         106,898
Small Business Administration Pool # 502684   6.25(a)  07/25/19       25,422          25,697
Small Business Administration Pool # 503278   5.88(a)  02/25/21       42,629          42,920
Small Business Administration Pool # 503463   6.13(a)  09/25/21       79,873          78,999
Small Business Administration Pool # 504305   5.88(a)  10/25/23       24,524          24,170
Small Business Investment Companies 99-10A    6.24     03/10/09      179,371         181,545
Small Business Investment Companies 00-10B    7.45     09/10/10       68,021          70,391
Small Business Investment Companies 02-20K    5.08     11/01/22       68,195          68,202
Small Business Investment Companies 02-P10B   5.20     08/01/12      144,443         145,070
Small Business Investment Companies 03-10A    4.63     03/10/13      928,759         910,073
Small Business Investment Companies 03-10B    3.39     03/01/13       95,167          91,899
Small Business Investment Companies 03-P10A   4.52     02/10/13       43,728          42,726
Small Business Investment Companies 03-P10B   5.14     08/10/13      132,407         132,532
Small Business Investment Companies 04-10A    4.12     03/01/14      392,287         377,090
Small Business Investment Companies 04-10B    4.68     09/10/14      421,773         413,156
Small Business Investment Companies 04-P10A   4.50     02/10/14      150,946         144,162
Small Business Investment Companies 05-P10A   4.64     02/10/15      210,459         205,676
Small Business Investment Companies 05-10B    4.94     09/10/15      300,000         293,376
                                                                              --------------
      Total Asset Backed Securities
         (Cost $3,879,607)                                                         3,929,660
                                                                              --------------

MORTGAGE BACKED SECURITIES
   (16.0% of portfolio)
GNMA #1928                                    7.00     11/20/09        4,253           4,312
GNMA #2602                                    6.00     06/20/28      124,072         125,111
GNMA #8004                                    5.75(a)  07/20/22       51,817          52,238
GNMA #8006                                    5.75(a)  07/20/22       43,578          43,946
GNMA #8038                                    5.75(a)  08/20/22       24,727          24,937
GNMA #8040                                    5.75(a)  08/20/22       62,656          63,291
GNMA #8054                                    6.13(a)  10/20/22       13,145          13,246
GNMA #8076                                    6.13(a)  11/20/22       25,390          25,618
GNMA #8102                                    6.00(a)  02/20/16       17,668          17,669
GNMA #8103                                    6.50(a)  02/20/16       55,031          55,570
GNMA #8157                                    6.38(a)  03/20/23       50,995          51,518
GNMA #8191                                    6.38(a)  05/20/23       84,633          85,319
GNMA #8215                                    6.38(a)  04/20/17       10,278          10,373
GNMA #8259                                    5.75(a)  08/20/23       21,418          21,583
GNMA #8297                                    6.13(a)  12/20/17       27,442          27,727
GNMA #8332                                    6.50(a)  03/20/18       16,285          16,485
GNMA #8344                                    6.50(a)  04/20/18       35,540          35,947
GNMA #8384                                    6.38(a)  03/20/24       12,134          12,245
GNMA #8393                                    6.00(a)  08/20/18       10,930          10,997
GNMA #8400                                    5.75(a)  08/20/18       22,333          22,525
GNMA #8405                                    6.00(a)  09/20/18       21,171          21,344
GNMA #8423                                    6.38(a)  05/20/24       13,486          13,609
GNMA #8429                                    6.13(a)  11/20/18       25,026          25,268
GNMA #8459                                    5.75(a)  07/20/24       21,134          21,330
GNMA #8499                                    6.88(a)  05/20/19       11,606          11,867
GNMA #8518                                    6.13(a)  10/20/24       21,181          21,372
GNMA #8532                                    6.13(a)  10/20/24       27,403          27,687
GNMA #8591                                    6.38(a)  02/20/25       66,546          67,273

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
MORTGAGE BACKED SECURITIES - CONTINUED
GNMA #8638                                   6.38%(a)  06/20/25  $    27,229  $       27,482
GNMA #8648                                   5.75(a)   07/20/25       44,771          45,137
GNMA #8663                                   5.75(a)   07/20/25       28,748          29,064
GNMA #8680                                   5.75(a)   08/20/20       46,844          47,330
GNMA #8687                                   5.75(a)   08/20/25        5,776           5,836
GNMA #8702                                   6.13(a)   10/20/20       12,967          13,105
GNMA #8747                                   6.13(a)   11/20/25       18,836          19,023
GNMA #8807                                   5.75(a)   07/20/21       29,365          29,615
GNMA #8836                                   5.75(a)   09/20/21       28,693          28,928
GNMA #8847                                   6.38(a)   04/20/26       27,030          27,251
GNMA #8869                                   6.13(a)   11/20/21       78,955          79,671
GNMA #8873                                   6.13(a)   11/20/21       34,426          34,760
GNMA #8877                                   6.38(a)   05/20/26        6,693           6,757
GNMA #8883                                   6.13(a)   12/20/21       26,936          27,172
GNMA #8915                                   6.38(a)   02/20/22       27,405          27,681
GNMA #8934                                   6.38(a)   03/20/22       51,156          51,687
GNMA #8973                                   6.88(a)   05/20/22       12,825          13,094
GNMA #8978                                   6.38(a)   05/20/22      129,637         130,838
GNMA #80053                                  6.38(a)   03/20/27        6,282           6,351
GNMA #80058                                  6.38(a)   04/20/27        7,134           7,193
GNMA #80185                                  6.38(a)   04/20/28       76,291          76,924
GNMA #80264                                  6.25(a)   03/20/29       64,153          64,705
GNMA #80283                                  6.38(a)   05/20/29       56,611          57,085
GNMA #80300                                  5.50(a)   07/20/29       42,469          42,915
GNMA #80309                                  5.50(a)   08/20/29       15,688          15,831
GNMA #80363                                  6.25(a)   01/20/30      116,855         117,946
GNMA #80426                                  5.50(a)   07/20/30        5,910           5,975
GNMA #80452                                  5.50(a)   09/20/30       36,830          37,222
GNMA #80475                                  5.88(a)   12/20/30       57,767          58,104
GNMA #80577                                  5.75(a)   02/20/32       14,062          14,131
GNMA #80684                                  6.38(a)   04/20/33       79,136          79,588
GNMA #81129                                  5.50(a)   10/20/34      458,006         463,766
GNMA #383310                                 5.00      04/15/09       30,607          30,457
GNMA #510280                                 6.00      08/15/14       25,301          25,674
GNMA #583189                                 4.50      02/20/17       91,240          88,058
GNMA #607494                                 5.50      04/15/19      143,468         141,270
GNMA #616274                                 5.00      02/15/19       80,383          79,152
GNMA #780336                                 6.50      02/15/11        7,477           7,564
GNMA 1996-4                                  7.00      04/16/26       10,316          10,761
GNMA 2001-53                                 5.85(a)   10/20/31       17,683          17,700
GNMA 2001-53                                 5.50      12/20/31       95,870          95,335
GNMA 2001-61                                 6.00(a)   09/20/30       38,645          38,795
GNMA 2002-15                                 5.50      11/20/31      180,296         180,317
GNMA 2002-20                                 4.50      03/20/32       45,244          43,990
GNMA 2002-88                                 5.00      05/16/31      192,646         190,646
GNMA 2003-11                                 4.00      10/17/29       88,366          83,030
GNMA 2003-12                                 4.50      02/20/32       67,037          65,227
GNMA 2003-26                                 6.20(a)   04/16/33       27,971          27,998
GNMA 2003-86                                 4.00      03/20/23       20,653          20,579
GNMA 2003-97                                 4.50      03/20/33      138,127         133,121
GNMA 2004-17                                 4.50      12/20/33      318,662         304,851
GNMA 2004-102                                5.50      04/20/34      104,695         105,013
GNMA 2005-56                                 5.00      08/20/31      340,663         338,664
GNMA 2005-88                                 5.50      02/20/33      198,675         196,809
GNMA 2006-36                                 6.00      02/20/21      116,030         116,117
GNMA 2007-11                                 5.50      03/20/37      486,355         484,381
GNMA 2007-30                                 5.50      03/20/35      227,027         226,145
Government Lease Trust 99-C1A (d)            4.00      05/18/11      522,959         510,105
Government Lease Trust 99-C1A (d)            4.00      05/18/11      165,000         160,944
                                                                              --------------
      Total Mortgage Backed Securities
         (Cost $6,321,608)                                                         6,345,277
                                                                              --------------

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                             Interest  Maturity      Face
                                               Rate      Date       Amount         Value
                                             --------  --------  -----------  --------------
MUNICIPAL BOND (5.0% of portfolio)
East Lansing Michigan                        7.45 %    04/01/20  $   300,000  $      317,829
Fiscal Year 2005 Securitization Corp.
   New York                                  3.40      08/15/08      420,000         416,766
Johnson City Tennessee Public Building
   Authority                                 7.00      09/01/18      100,000         106,910
Los Angeles CA Unified School District       4.25      10/01/08      290,000         288,495
New York NY                                  7.55      11/15/20      835,000         845,821
                                                                              --------------
      Total Municipal Bond
         (Cost $1,969,726)                                                         1,975,821
                                                                              --------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS
   (64.4% of portfolio)
Dobie Center Properties LTD (d)              6.46      05/01/09      525,000         539,937
Government Trust Certificate (Israel Trust)  0.00 (b)  11/15/07      500,000         497,585
Government Trust Certificate
   (Sri Lanka Trust)                         5.34 (a)  06/15/12      125,000         124,999
National Archives Facility Trust             8.50      09/01/19       53,525          64,386
Overseas Private Investment Corp.            0.00 (c)  12/14/07    1,000,000       1,074,720
Overseas Private Investment Corp.            0.00 (c)  05/27/08      250,000         287,580
Overseas Private Investment Corp.            4.10      11/15/14      125,120         122,457
Overseas Private Investment Corp.            3.74      04/15/15       66,401          64,948
Overseas Private Investment Corp.            3.62      09/15/16      113,220         110,666
Private Export Funding Corp.                 5.75      01/15/08    1,550,000       1,553,401
Private Export Funding Corp.                 5.87      07/31/08      190,000         191,844
Private Export Funding Corp.                 6.67      09/15/09      975,000       1,016,864
Rowan Companies Inc.                         2.80      10/20/13      123,809         117,944
U.S. Department of Housing and Urban
   Development                               4.79      08/01/11      514,000         518,353
U.S. Department of Housing and Urban
   Development                               7.50      08/01/11      250,000         263,737
U.S. Department of Housing and Urban
   Development                               6.07      08/01/21      500,000         510,249
U.S. Treasury Note                           4.25      10/31/07    1,750,000       1,750,546
U.S. Treasury Note                           3.38      02/15/08    5,750,000       5,733,831
U.S. Treasury Note                           4.88      04/30/08    2,500,000       2,510,155
U.S. Treasury Note                           2.63      05/15/08      500,000         495,312
U.S. Treasury Note                           3.75      05/15/08      500,000         498,711
U.S. Treasury Note                           4.88      10/31/08      750,000         756,562
U.S. Treasury Note                           4.38      11/15/08    1,000,000       1,003,906
U.S. Treasury Note                           4.50      02/15/09    3,100,000       3,121,071
U.S. Treasury Note Receipt                   0.00 (b)  11/15/12    4,099,106       2,690,342
                                                                              --------------
      Total U.S. Government and Agency
         Obligations (Cost $25,501,954)                                           25,620,106
                                                                              --------------

MONEY MARKET ACCOUNT (4.7% of portfolio)
Vanguard Treasury Money Market Fund          4.48 (e)              1,885,364       1,885,364
                                                                              --------------
      Total Money Market Account
         (Cost $1,885,364)                                                         1,885,364
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $39,558,259) - 100%                                                  $   39,756,228
                                                                              ==============

----------
(a)  Variable coupon rate as of September 30, 2007.

(b)  Zero coupon security, purchased at a discount.

(c)  Zero coupon security, security accretes to a premium price at maturity.

(d) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $1,210,986 and represents 3.0% of total investment.

(e)  7-day yield at September 30, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                     COST         VALUE
                                                                 -----------  --------------
Investment in State Street Equity 500 Index Portfolio            $58,724,920  $   63,895,795

Substantially all the assets of the Stock Index Fund are invested in the State Street Equity 500 Index Portfolio managed by SSgA. As of September 30, 2007 the Stock Index Fund's ownership interest in the State Street Equity 500 Index Portfolio was 2.36%.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                    Shares        Value
                                                                 -----------  --------------
COMMON STOCKS (94.7% of portfolio)
CONSUMER DISCRETIONARY - 4.2%
Auto Components
   Cooper Tire & Rubber Co.                                          440,000  $   10,736,000
Multiline Retail
   Dillard's, Inc. Class A                                           367,700       8,026,891
Restaurants
   Tim Hortons Inc.                                                  231,852       8,080,042
   Wendy's International, Inc.                                       171,200       5,976,592
                                                                              --------------
      Total Consumer Discretionary                                                32,819,525
                                                                              --------------

CONSUMER STAPLES - 2.0%
Food Products
   Dean Foods Co. (a)                                                302,300       7,732,834
   J.M. Smucker Co.                                                  148,853       7,951,727
                                                                              --------------
      Total Consumer Staples                                                      15,684,561
                                                                              --------------

ENERGY - 10.3%
Energy Equipment & Services
   Baker Hughes Inc.                                                 127,000      11,476,990
Oil & Gas
   Chevron Corp.                                                     200,000      18,716,000
   ConocoPhillips                                                    226,000      19,836,020
   Marathon Oil Corp.                                                528,000      30,106,560
                                                                              --------------
      Total Energy                                                                80,135,570
                                                                              --------------

FINANCIALS - 20.5%
Commercial Banks
   Bank of America Corp.                                             230,200      11,572,154
   Commerce Bancshares, Inc.                                          23,488       1,077,864
   Fifth Third Bancorp                                               544,000      18,430,720
Diversified Financial Services
   CIT Group Inc.                                                    271,000      10,894,200
   Citigroup, Inc.                                                   420,100      19,606,067
   Genworth Financial, Inc.                                          626,200      19,243,126
   JPMorgan Chase & Co.                                              442,600      20,279,932
Thrifts & Mortgage Finance
   Washington Mutual, Inc.                                           132,552       4,680,411
Insurance
   Allstate Corp. (The)                                              285,000      16,299,150
   Chubb Corp. (The)                                                 222,000      11,908,080
   Principal Financial Group, Inc.                                   142,800       9,009,252
   Unum Group                                                        646,900      15,829,643
                                                                              --------------
      Total Financials                                                           158,830,599
                                                                              --------------

HEALTHCARE - 18.4%
Healthcare Equipment & Supplies
   Covidien Ltd.                                                     164,850       6,841,275
   Hospira, Inc. (a)                                                 521,500      21,616,175
Pharmaceuticals
   Abbott Laboratories                                               399,000      21,394,380
   Bristol-Myers Squibb Co.                                          829,700      23,911,954
   Pfizer Inc.                                                       980,000      23,941,400
   GlaxoSmithKline plc ADR                                           332,000      17,662,400
   Schering-Plough Corp.                                             850,000      26,885,500
                                                                              --------------
      Total Healthcare                                                           142,253,084
                                                                              --------------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                   Shares/
                                                                 Face Amount      Value
                                                                 -----------  --------------
COMMON STOCKS - CONTINUED
INDUSTRIALS - 15.8%
Airlines
   Southwest Airlines Co.                                          1,023,000  $   15,140,400
Commercial Services & Supplies
   Avery Dennison Corp.                                              243,900      13,907,178
   R.R. Donnelley & Sons Co.                                         121,700       4,449,352
Industrial Conglomerates
   Honeywell International Inc.                                      270,000      16,056,900
   Parker-Hannifin Corp.                                             210,975      23,593,334
   Tyco International Ltd.                                           164,850       7,309,449
Machinery
   Flowserve Corp. (a)                                               290,000      22,092,200
Distributers
   Applied Industrial Technologies, Inc.                             130,500       4,023,315
   Genuine Parts Co.                                                 315,400      15,770,000
                                                                              --------------
      Total Industrials                                                          122,342,128
                                                                              --------------

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment
   Cisco Systems, Inc. (a)                                           605,000      20,031,550
Computers & Peripherals
   Dell Inc. (a)                                                     774,000      21,362,400
   Hewlett-Packard Co.                                               254,000      12,646,660
Electronic Equipment & Instruments
   Tyco Electronics Ltd.                                             164,850       5,840,636
IT Services
   SAIC, Inc. (a)                                                    553,000      10,612,070
Office Electronics
   IKON Office Solutions, Inc.                                       383,570       4,928,875
Semiconductors & Semiconductor Equipment
   Intel Corporation                                                 555,000      14,352,300
                                                                              --------------
      Total Information Technology                                                89,774,491
                                                                              --------------

MATERIALS - 5.4%
Chemicals
   Dow Chemical Co. (The)                                            474,000      20,410,440
Containers & Packaging
   Bemis Co., Inc.                                                   433,600      12,622,096
   Pactiv Corp. (a)                                                  301,200       8,632,392
                                                                              --------------
      Total Materials                                                             41,664,928
                                                                              --------------

TELECOMMUNICATIONS SERVICES - 2.6%
Wireless Communication Services
   Motorola, Inc.                                                  1,065,000      19,734,450
                                                                              --------------
      Total Telecommunications Services                                           19,734,450
                                                                              --------------

UTILITIES - 3.9%
Gas Utilities
   El Paso Corp.                                                     701,664      11,907,238
Multi-Utilities
   Questar Corp.                                                     351,000      18,438,030
                                                                              --------------
      Total Utilities                                                             30,345,268
                                                                              --------------
      Total Common Stocks
         (Cost $450,113,276)                                                     733,584,604
                                                                              --------------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                    Shares         Value
                                                                 -----------  --------------
COMMERCIAL PAPER (1.9% of portfolio)
Prudential Funding Corp., 4.68%, due 10/03/07                     15,000,000  $   14,996,100
                                                                              --------------
      Total Commercial Paper (Cost $14,996,100)                                   14,996,100
                                                                              --------------

MONEY MARKET ACCOUNT (3.4% of portfolio)
SSgA Prime Money Market Fund, 5.14%  (b)                          26,058,000      26,058,000
SSgA Money Market Fund, 5.00%  (b)                                       685             685
                                                                              --------------
      Total Money Market Account (Cost $26,058,685)                               26,058,685
                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES (COST $491,168,061) - 100%                    $  774,639,389
                                                                              ==============

----------
(a)  Non-income producing.

(b)  7-day yield at September 30, 2007.

ADR - American Depository Receipt

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                    Shares        Value
                                                                 -----------  --------------
COMMON STOCKS  (90.1% of portfolio)
CONSUMER DISCRETIONARY -  14.8%
Auto Components
   Cooper Tire & Rubber Co.                                           80,700  $    1,969,080
Multiline Retail
   Dillard's, Inc.                                                    90,000       1,964,700
Restaurants
   CBRL Group, Inc.                                                   34,100       1,391,280
   O'Charley's Inc. (a)                                              129,300       1,960,188
Household Durables
   La-Z-Boy Inc.                                                     153,640       1,133,863
Specialty Retail
   Sally Beauty Holdings, Inc. (a)                                   214,000       1,808,300
                                                                              --------------
      Total Consumer Discretionary                                                10,227,411
                                                                              --------------

CONSUMER STAPLES - 2.0%
Food Products
   J.M. Smucker Co.                                                   15,868         847,669
Personal Products
   Alberto-Culver Co. (Class A)                                       21,000         520,590
                                                                              --------------
      Total Consumer Staples                                                       1,368,259
                                                                              --------------

ENERGY - 5.7%
Energy Equipment & Services
   Helmerich & Payne, Inc.                                            75,000       2,462,250
Oil & Gas
   Cimarex Energy Co.                                                 39,400       1,467,650
                                                                              --------------
      Total Energy                                                                 3,929,900
                                                                              --------------

FINANCIALS - 19.8%
Commercial Banks
   Astoria Financial Corp.                                            30,000         795,900
   Cardinal Financial Corp.                                          168,000       1,678,320
   Carolina National Corp. (a)                                        67,200       1,270,080
   Citizens Republic Bancorp, Inc.                                    90,700       1,461,177
   City Bank (Lynnwood WA)                                            56,400       1,619,808
   Middleburg Financial Corp.                                         36,000       1,075,320
   National Bankshares, Inc. (Virginia)                               86,000       1,668,400
   Southcoast Financial Corp. (a)                                     51,370         935,448
   Valley National Bancorp                                            85,486       1,896,079
Diversified Financial Services
   Asset Acceptance Capital Corp.                                    108,500       1,258,600
                                                                              --------------
      Total Financials                                                            13,659,132
                                                                              --------------

INDUSTRIALS - 26.4%
Aerospace & Defense
   Triumph Group, Inc.                                                23,900       1,952,869
Industrial Conglomerates
   Carlisle Companies, Inc.                                           38,000       1,846,800
   CLARCOR Inc.                                                       16,200         554,202
   Standex International Corp.                                        19,500         403,260
Machinery
   Flowserve Corp.                                                    58,500       4,456,530
   Manitowoc Co., Inc.                                               124,000       5,490,720
   Regal-Beloit Corp.                                                 43,500       2,083,215
Distributers
   Applied Industrial Technologies, Inc.                              45,450       1,401,224
                                                                              --------------
      Total Industrials                                                           18,188,820
                                                                              --------------

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                   Shares/
                                                                 Face Amount       Value
                                                                 -----------  --------------
COMMON STOCKS - CONTINUED
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment
   Belden, Inc.                                                       68,750  $    3,225,062
Computers & Peripherals
   Western Digital Corp. (a)                                         100,000       2,532,000
Electronic Equipment & Instruments
   Vishay Intertechnology, Inc. (a)                                  125,000       1,628,750
Office Electronics
   IKON Office Solutions, Inc.                                       103,500       1,329,975
                                                                              --------------
      Total Information Technology                                                 8,715,787
                                                                              --------------

MATERIALS - 4.5%
Chemicals
   Westlake Chemical Corp.                                            87,700       2,221,441
Containers & Packaging
   Pactiv Corp. (a)                                                   30,000         859,800
                                                                              --------------
      Total Materials                                                              3,081,241
                                                                              --------------

UTILITIES - 4.3%
Multi-Utilities
   Questar Corp.                                                      56,600       2,973,198
                                                                              --------------
      Total Utilities                                                              2,973,198
                                                                              --------------
      Total Common Stocks (Cost $40,289,101)                                      62,143,748
                                                                              --------------

COMMERCIAL PAPER (6.2% of portfolio)
AIG Funding Inc., 4.77%, due 10/03/07                            $ 2,000,000       1,999,470
CIT Group Inc., 5.50%, due 10/10/07                                2,300,000       2,296,838
                                                                              --------------
      Total Commercial Paper (Cost $4,296,308)                                     4,296,308
                                                                              --------------

MONEY MARKET ACCOUNT (3.7% of portfolio)
SSgA Prime Money Market Fund, 5.14% (b)                            2,515,000       2,515,000
SSgA Money Market Fund, 5.00% (b)                                        472             472
                                                                              --------------
      Total Money Market Account (Cost $2,515,472)                                 2,515,472
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES (COST $47,100,881) - 100%                     $   68,955,528
                                                                              ==============

----------
(a)  Non-income producing.

(b)  7-day yield at September 30, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE  FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                   Shares/
                                                                 Face Amount       Value
                                                                 -----------  --------------
COMMON STOCKS (95.9% of portfolio)
AUSTRALIA - 2.2%
   Westpac Banking Corp.                                             111,600  $    2,815,721
                                                                              --------------
      Total Australia                                                              2,815,721
                                                                              --------------

BRAZIL - 0.9%
   Embraer-Empresa Brasileira de Aeronautica S.A. - ADR               27,600       1,212,192
                                                                              --------------
      Total Brazil                                                                 1,212,192
                                                                              --------------

FRANCE - 6.6%
   AXA SA                                                             68,900       3,073,093
   Schneider Electric SA                                              23,700       2,991,591
   Vivendi SA                                                         59,000       2,488,321
                                                                              --------------
      Total France                                                                 8,553,005
                                                                              --------------

GERMANY - 10.8%
   Adidas AG                                                          48,000       3,149,404
   Celesio AG                                                         36,100       2,274,749
   Deutsche Post AG                                                   79,800       2,321,891
   Metro AG                                                           32,900       2,967,582
   Siemens AG                                                         23,700       3,256,423
                                                                              --------------
      Total Germany                                                               13,970,049
                                                                              --------------

HONG KONG - 1.3%
   Swire Pacific, Ltd.                                               140,000       1,696,891
                                                                              --------------
      Total Hong Kong                                                              1,696,891
                                                                              --------------

ITALY - 6.2%
   Eni SpA                                                            70,000       2,584,769
   Finmeccanica SpA                                                   93,700       2,729,557
   UniCredito Italiano SpA                                           320,400       2,739,179
                                                                              --------------
      Total Italy                                                                  8,053,505
                                                                              --------------

JAPAN - 17.5%
   Bridgestone Corp.                                                 119,400       2,629,188
   Daito Trust Construction Co., Ltd.                                 50,800       2,440,565
   Kyocera Corp.                                                      16,100       1,504,423
   Mitsubishi UFJ Financial Group, Inc.                                  242       2,121,422
   Mitsui Sumitomo Insurance Co., Ltd.                               101,750       1,190,342
   Nikon Corp.                                                        68,400       2,337,891
   Sumitomo Corp.                                                    169,100       3,265,466
   Sumitomo Trust & Banking Co.                                      263,400       1,984,886
   Takeda Pharmaceutical Co., Ltd.                                    41,800       2,934,643
   Toyota Motor Corp.                                                 38,600       2,259,643
                                                                              --------------
      Total Japan                                                                 22,668,469
                                                                              --------------

NETHERLANDS - 2.1%
   ING Groep NV                                                       62,400       2,767,215
                                                                              --------------
      Total Netherlands                                                            2,767,215
                                                                              --------------

NORWAY - 1.5%
   Norsk Hydro ASA                                                    44,300       1,924,553
                                                                              --------------
      Total Norway                                                                 1,924,553
                                                                              --------------

REPULIC OF SOUTH KOREA - 3.4%
   LG Electronics Inc.                                                22,600       2,105,578
   Samsung Electronics Ltd.                                            3,600       2,258,992
                                                                              --------------
      Total Republic of South Korea                                                4,364,570
                                                                              --------------

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)

                                                                   Shares/
                                                                 Face Amount       Value
                                                                 -----------  --------------
COMMON STOCKS - CONTINUED
SINGAPORE - 4.8%
   Singapore Telecommunications, Ltd.                              1,297,900  $    3,501,134
   United Overseas Bank, Ltd.                                        184,900       2,746,421
                                                                              --------------
      Total Singapore                                                              6,247,555
                                                                              --------------

SPAIN - 5.9%
   BBV Argentaria SA                                                  77,200       1,808,094
   Iberdrola SA                                                       31,800       1,863,397
   Telefonica SA                                                     143,800       4,028,084
                                                                              --------------
      Total Spain                                                                  7,699,575
                                                                              --------------

SWEDEN - 2.3%
   Ericsson                                                          740,000       2,961,975
                                                                              --------------
      Total Sweden                                                                 2,961,975
                                                                              --------------

SWITZERLAND - 8.3%
   Givaudan SA - REG                                                   2,505       2,313,605
   Nestle SA - REG                                                     7,450       3,346,330
   Swatch Group AG - BR                                                7,200       2,360,449
   Swiss Re - REG                                                     30,600       2,723,205
                                                                              --------------
      Total Switzerland                                                           10,743,589
                                                                              --------------

TAIWAN - 1.8%
   Taiwan Semiconductor SP - ADR                                     232,845       2,356,391
                                                                              --------------
      Total Taiwan                                                                 2,356,391
                                                                              --------------

UNITED KINGDOM - 20.3%
   AstraZeneca Group PLC                                              44,800       2,241,283
   British Sky Broadcast PLC                                         234,000       3,326,122
   GlaxoSmithKline PLC                                               105,200       2,790,265
   Kingfisher PLC                                                    537,200       1,965,451
   Lloyds TSB Group PLC                                              221,500       2,456,748
   Pearson PLC                                                       161,700       2,504,568
   Royal Bank of Scotland Group PLC                                  184,800       1,982,912
   Unilever PLC                                                       93,100       2,943,386
   Vodafone Group PLC                                                986,574       3,573,522
   WPP Group PLC                                                     186,300       2,521,573
                                                                              --------------
      Total United Kingdom                                                        26,305,830
                                                                              --------------
      Total Common Stocks (Cost $105,871,611)                                    124,341,085
                                                                              --------------

MONEY MARKET ACCOUNT (4.1% of portfolio)
SSgA Prime Money Market Fund, 5.14% (a)                          $ 5,334,000       5,334,000
SSgA Money Market Fund, 5.00%  (a)                                       473             473
                                                                              --------------
      Total Money Market Account (Cost $5,334,473)                                 5,334,473
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES (COST $111,206,084) - 100%                    $  129,675,558
                                                                              ==============

----------
(a)  7-day yield at September 30, 2007.

ADR-American Depository Receipt
BR - Bearer shares
REG - Registered shares

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCK(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)

                                                                    Shares         Value
                                                                 -----------  --------------
EXCHANGE TRADED FUND (99.9% of portfolio)
PowerShares QQQ(TM)                                                  167,800  $    8,626,598
                                                                              --------------
      Total Exchange Traded Fund (Cost $6,799,270)                                 8,626,598
                                                                              --------------

MONEY MARKET ACCOUNT (0.1% of portfolio)
SSgA Money Market Fund, 5.00%  (a)                                     6,578           6,578
                                                                              --------------
      Total Money Market Account (Cost $6,578)                                         6,578
                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES (COST $6,805,848) - 100%                      $    8,633,176
                                                                              ==============

----------
(a)  7-day yield at September 30, 2007.

On September 30, 2007, substantially all of the assets of the NASDAQ-100 Index Tracking Stock(SM) Fund were invested in shares of the PowerShares QQQ(TM), issued by PowerShares Capital Management, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index. More information about the Powershares QQQ(TM) is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission's website (www.sec.gov) through the Filings and Forms (EDGAR) section.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 9.4%
Abercrombie & Fitch Co.                                      17,968   $    1,450
Amazon.Com, Inc. (a)                                         60,412        5,627
Apollo Group, Inc. Class A (a)                               27,168        1,634
AutoNation, Inc. (a)                                         30,992          549
AutoZone, Inc. (a)                                            9,180        1,066
Bed Bath & Beyond, Inc. (a)                                  51,967        1,773
Best Buy Co., Inc.                                           78,976        3,635
Big Lots, Inc. (a)                                           22,762          679
Black & Decker Corp.                                         13,556        1,129
Brunswick Corp.                                              19,033          435
Carnival Corp.                                               87,754        4,250
CBS Corp. Class B                                           135,079        4,255
Centex Corp.                                                 24,662          655
Circuit City Stores, Inc.                                    29,424          233
Clear Channel Communications, Inc.                           96,209        3,602
Coach, Inc. (a)                                              73,865        3,492
Comcast Corp. Class A (a)                                   609,838       14,746
D.R. Horton, Inc.                                            54,763          702
Darden Restaurants, Inc.                                     26,306        1,101
Dillard's, Inc. Class A                                      12,590          275
DIRECTV Group, Inc. (a)                                     149,082        3,620
Dow Jones & Co., Inc.                                        13,543          809
Eastman Kodak Co.                                            55,794        1,493
eBay, Inc. (a)                                              222,599        8,686
EW Scripps Co. Class A                                       17,240          724
Family Dollar Stores, Inc.                                   27,812          739
Ford Motor Co. (a)                                          410,839        3,488
Fortune Brands, Inc.                                         29,847        2,432
Gannett Co., Inc.                                            46,671        2,040
Gap, Inc.                                                   101,586        1,873
General Motors Corp.                                        111,466        4,091
Genuine Parts Co.                                            32,165        1,608
Goodyear Tire & Rubber Co. (a)                               38,274        1,164
H&R Block, Inc.                                              65,556        1,389
Harley-Davidson, Inc.                                        50,693        2,343
Harman International Industries, Inc.                        12,618        1,092
Harrah's Entertainment, Inc.                                 37,162        3,231
Hasbro, Inc.                                                 33,001          920
Hilton Hotels Corp.                                          76,361        3,550
Home Depot, Inc.                                            332,424       10,784
Host Hotels & Resorts, Inc.                                 101,040        2,267
International Game Technology                                66,380        2,861
Interpublic Group of Cos., Inc. (a)                          96,155          998
JC Penney & Co., Inc.                                        43,841        2,778
Johnson Controls, Inc.                                       38,671        4,567
Jones Apparel Group, Inc.                                    21,438          453
KB HOME                                                      15,150          380
Kohl's Corp. (a)                                             63,936        3,665
Leggett & Platt, Inc.                                        35,226          675
Lennar Corp. Class A                                         28,603          648
Limited Brands                                               65,405        1,497
Liz Claiborne, Inc.                                          21,298          731
Lowe's Cos., Inc.                                           289,160        8,102
Macy's Inc.                                                  85,534        2,764

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Marriot International, Inc. Class A                          64,846   $    2,819
Mattel, Inc.                                                 75,655        1,775
McDonald's Corp.                                            235,439       12,824
McGraw-Hill, Inc.                                            68,066        3,465
Meredith Corp.                                                8,079          463
New York Times Co. Class A                                   29,823          589
Newell Rubbermaid, Inc.                                      52,835        1,523
News Corp. Class A                                          459,000       10,093
NIKE, Inc. Class B                                           76,244        4,472
Nordstrom, Inc.                                              39,051        1,831
Office Depot, Inc. (a)                                       52,490        1,082
OfficeMax, Inc.                                              15,495          531
Omnicom Group, Inc.                                          64,456        3,100
Polo Ralph Lauren Corp.                                      12,304          957
Pulte Homes, Inc.                                            43,857          597
Radioshack Corp.                                             28,165          582
Sears Holdings Corp. (a)                                     14,515        1,846
Sherwin-Williams Co.                                         21,092        1,386
Snap-On, Inc.                                                12,096          599
Stanley Works                                                16,880          947
Staples, Inc.                                               139,513        2,998
Starbucks Corp. (a)                                         146,505        3,838
Starwood Hotels & Resorts Worldwide, Inc.                    42,240        2,566
Target Corp.                                                167,907       10,674
Tiffany & Co.                                                25,684        1,345
Time Warner, Inc.                                           731,127       13,424
TJX Cos., Inc.                                               88,281        2,566
Tribune Co.                                                  17,026          465
V.F. Corp.                                                   17,300        1,397
Viacom, Inc. Class B (a)                                    134,061        5,224
Walt Disney Co.                                             380,517       13,086
Wendy's International, Inc.                                  17,426          608
Whirlpool Corp.                                              15,833        1,411
Wyndham Worldwide Corp.                                      35,125        1,151
Yum! Brands, Inc.                                           101,170        3,423
                                                                      ----------
                                                                         255,407
                                                                      ----------
CONSUMER STAPLES -- 9.3%
Altria Group, Inc.                                          415,167       28,866
Anheuser-Busch Cos., Inc.                                   148,384        7,418
Archer-Daniels-Midland Co.                                  127,829        4,229
Avon Products, Inc.                                          86,596        3,250
Brown-Forman Corp. Class B                                   15,641        1,172
Campbell Soup Co.                                            42,156        1,560
Clorox Co.                                                   26,363        1,608
Coca-Cola Co.                                               390,702       22,454
Coca-Cola Enterprises, Inc.                                  55,199        1,337
Colgate-Palmolive Co.                                        99,823        7,119
ConAgra Foods, Inc.                                          99,003        2,587
Constellation Brands, Inc. Class A (a)                       38,122          923
Costco Wholesale Corp.                                       86,879        5,332
CVS Corp.                                                   292,120       11,577
Dean Foods Co. (a)                                           25,866          662
Estee Lauder Cos, Inc. Class A                               23,812        1,011
General Mills, Inc.                                          64,037        3,715

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
H.J. Heinz Co.                                               63,154   $    2,918
Hershey Foods Corp.                                          33,366        1,548
Kellogg Co.                                                  52,366        2,932
Kimberly-Clark Corp.                                         84,486        5,936
Kraft Foods, Inc.                                           308,801       10,657
Kroger Co.                                                  136,894        3,904
McCormick & Co., Inc.                                        25,963          934
Molson Coors Brewing Co., Class B                            13,447        1,340
Pepsi Bottling Group, Inc.                                   27,090        1,007
PepsiCo, Inc.                                               317,327       23,247
Procter & Gamble Co.                                        615,473       43,292
Reynolds American, Inc.                                      32,655        2,076
Safeway, Inc.                                                86,702        2,871
Sara Lee Corp.                                              140,845        2,351
SuperValu, Inc.                                              41,934        1,636
Sysco Corp.                                                 119,621        4,257
Tyson Foods, Inc., Class A                                   54,209          968
UST Corp.                                                    30,760        1,526
Wal-Mart Stores, Inc.                                       471,234       20,569
Walgreen Co.                                                195,684        9,244
Whole Foods Market, Inc.                                     28,605        1,400
Wrigley Wm., Jr. Co.                                         42,241        2,713
                                                                      ----------
                                                                         252,146
                                                                      ----------
ENERGY -- 11.1%
Anadarko Petroleum Corp.                                     90,862        4,884
Apache Corp.                                                 64,938        5,848
Baker Hughes, Inc.                                           62,753        5,671
BJ Services Co.                                              55,861        1,483
Chesapeake Energy Corp.                                      79,552        2,805
ChevronTexaco Corp.                                         419,062       39,216
ConocoPhillips                                              321,180       28,190
Devon Energy Corp.                                           86,690        7,213
El Paso Corp.                                               133,838        2,271
ENSCO International, Inc.                                    29,060        1,630
EOG Resources, Inc.                                          47,739        3,453
ExxonMobil Corp.                                          1,091,065      100,989
Halliburton Co.                                             173,820        6,675
Hess Corp.                                                   53,187        3,539
Marathon Oil Corp.                                          133,939        7,637
Murphy Oil Corp.                                             36,397        2,544
Nabors Industries, Ltd. (a)                                  53,666        1,651
National Oilwell Varco, Inc. (a)                             34,461        4,980
Noble Corp.                                                  52,758        2,588
Occidental Petroleum Corp.                                  164,301       10,528
Rowan Cos., Inc.                                             22,960          840
Schlumberger, Ltd.                                          235,134       24,689
Smith International, Inc.                                    38,847        2,774
Sunoco, Inc.                                                 23,742        1,680
Tesoro Corp.                                                 27,000        1,243
Transocean, Inc. (a)                                         56,606        6,399
Valero Energy Corp.                                         108,046        7,258
Weatherford International Ltd. (a)                           66,724        4,482
Williams Cos., Inc.                                         117,019        3,986

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
XTO Energy, Inc.                                             75,963   $    4,698
                                                                      ----------
                                                                         301,844
                                                                      ----------
FINANCIALS -- 19.5%
ACE, Ltd.                                                    64,499        3,907
AFLAC, Inc.                                                  97,052        5,536
Allstate Corp.                                              114,163        6,529
Ambac Financial Group, Inc.                                  20,719        1,303
American Capital Strategies Ltd.                             35,200        1,504
American Express Co.                                        232,751       13,818
American International Group, Inc.                          505,793       34,217
Ameriprise Financial, Inc.                                   46,398        2,928
AON Corp.                                                    58,523        2,622
Apartment Investment & Management Co. Class A                19,984          902
Archstone-Smith Trust                                        43,300        2,604
Assurant, Inc.                                               19,694        1,054
AvalonBay Communities, Inc.                                  15,108        1,784
Banco Bilbao Vizcaya Argentaria SA                                1           --
Bank of America Corp.                                       875,198       43,996
Bank of New York Mellon Corp.                               224,378        9,904
BB&T Corp.                                                  107,292        4,334
Bear Stearns Cos., Inc.                                      22,804        2,801
Boston Properties, Inc.                                      23,315        2,422
Capital One Financial Corp.                                  82,400        5,474
CB Richard Ellis Group, Inc. Class A (a)                     38,377        1,068
Charles Schwab Corp.                                        186,887        4,037
Chubb Corp.                                                  79,482        4,263
Cincinnati Financial Corp.                                   32,273        1,398
CIT Group, Inc.                                              35,988        1,447
Citigroup, Inc.                                             981,155       45,790
CME Group, Inc.                                              10,488        6,160
Comerica, Inc.                                               30,870        1,583
Commerce Bancorp, Inc.                                       38,888        1,508
Countrywide Financial Corp.                                 113,822        2,164
Developers Diversified Realty Corp.                          23,578        1,317
Discover Financial Services (a)                              94,118        1,958
E*Trade Financial Corp. (a)                                  83,273        1,088
Equity Residential                                           53,310        2,258
Fannie Mae                                                  190,626       11,592
Federal Home Loan Mortgage Corp.                            129,278        7,629
Federated Investors, Inc. Class B                            18,710          743
Fidelity National Information Services, Inc.                 30,890        1,371
Fifth Third Bancorp                                         106,520        3,609
First Horizon National Corp.                                 25,778          687
Franklin Resources, Inc.                                     32,238        4,110
General Growth Properties, Inc.                              47,100        2,525
Genworth Financial, Inc. Class A                             87,713        2,695
Goldman Sachs Group, Inc.                                    79,979       17,335
Hartford Financial Services Group, Inc.                      62,158        5,753
Hudson City Bancorp, Inc.                                   104,857        1,613
Huntington Bancshares, Inc.                                  73,381        1,246
IntercontinentalExchange, Inc. (a)                           13,600        2,066

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
J.P. Morgan Chase & Co.                                     664,868   $   30,464
Janus Capital Group, Inc.                                    35,315          999
KeyCorp                                                      77,804        2,515
Kimco Realty Corp.                                           49,738        2,249
Legg Mason, Inc.                                             25,543        2,153
Lehman Brothers Holdings, Inc.                              104,674        6,462
Leucadia National Corp.                                      32,500        1,567
Lincoln National Corp.                                       53,551        3,533
Loews Corp.                                                  88,470        4,278
M & T Bank Corp.                                             14,477        1,498
Marsh & McLennan Cos., Inc.                                 108,197        2,759
Marshall & Ilsley Corp.                                      50,056        2,191
MBIA, Inc.                                                   25,381        1,549
Merrill Lynch & Co., Inc.                                   170,466       12,151
MetLife, Inc.                                               144,901       10,104
MGIC Investment Corp.                                        17,204          556
Moody's Corp.                                                46,079        2,322
Morgan Stanley                                              207,937       13,100
National City Corp.                                         124,890        3,133
Northern Trust Corp.                                         36,975        2,450
Plum Creek Timber Co., Inc.                                  34,215        1,531
PNC Financial Services Group, Inc.                           67,027        4,565
Principal Financial Group, Inc.                              53,345        3,366
Progressive Corp.                                           145,829        2,831
ProLogis                                                     50,990        3,383
Prudential Financial, Inc.                                   89,749        8,758
Public Storage, Inc.                                         23,279        1,831
Regions Financial Corp.                                     137,829        4,063
SAFECO Corp.                                                 19,816        1,213
Simon Property Group, Inc.                                   44,342        4,434
SLM Corp.                                                    79,635        3,955
Sovereign Bancorp, Inc.                                      67,562        1,151
State Street Corp. (b)                                       77,855        5,307
SunTrust Banks, Inc.                                         68,017        5,147
Synovus Financial Corp.                                      63,785        1,789
T. Rowe Price Group, Inc.                                    52,100        2,901
Torchmark Corp.                                              18,352        1,144
Travelers Cos, Inc.                                         129,550        6,522
U.S. Bancorp                                                342,694       11,148
Unum Group                                                   69,872        1,710
Vornado Realty Trust                                         25,663        2,806
Wachovia Corp.                                              375,551       18,834
Washington Mutual, Inc.                                     173,213        6,116
Wells Fargo Co.                                             656,068       23,369
Western Union Co.                                           154,006        3,229
XL Capital, Ltd. Class A                                     35,785        2,834
Zions Bancorp                                                21,048        1,445
                                                                      ----------
                                                                         528,067
                                                                      ----------
HEALTH CARE -- 11.3%
Abbott Laboratories                                         304,773       16,342
Aetna, Inc.                                                 101,278        5,496
Allergan, Inc.                                               60,720        3,915
AmerisourceBergen Corp.                                      35,733        1,620
Amgen, Inc. (a)                                             212,546       12,024

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Applera Corp. - Applied Biosystems Group                     34,074   $    1,180
Barr Pharmaceuticals, Inc. (a)                               22,041        1,254
Bausch & Lomb, Inc.                                          11,192          716
Baxter International, Inc.                                  127,048        7,150
Becton, Dickinson & Co.                                      48,231        3,957
Biogen Idec, Inc. (a)                                        56,458        3,745
Boston Scientific Corp. (a)                                 263,120        3,671
Bristol-Myers Squibb Co.                                    388,141       11,186
C.R. Bard, Inc.                                              19,557        1,725
Cardinal Health, Inc.                                        70,924        4,435
Celgene Corp. (a)                                            74,366        5,303
CIGNA Corp.                                                  55,603        2,963
Coventry Health Care, Inc. (a)                               30,418        1,892
Covidien Ltd.                                                98,623        4,093
Eli Lilly & Co.                                             194,516       11,074
Express Scripts, Inc. (a)                                    51,100        2,852
Forest Laboratories, Inc. (a)                                63,392        2,364
Genzyme Corp. (a)                                            51,196        3,172
Gilead Sciences, Inc. (a)                                   184,760        7,551
Hospira, Inc. (a)                                            28,961        1,201
Humana, Inc. (a)                                             32,511        2,272
IMS Health, Inc.                                             39,562        1,212
Johnson & Johnson                                           569,529       37,418
King Pharmaceuticals, Inc. (a)                               50,479          592
Laboratory Corp. of America Holdings (a)                     23,679        1,852
Manor Care, Inc.                                             14,550          937
McKesson Corp.                                               58,326        3,429
Medco Health Solutions, Inc. (a)                             54,380        4,915
Medtronic, Inc.                                             222,338       12,542
Merck & Co., Inc.                                           429,229       22,187
Millipore Corp. (a)                                          11,096          841
Mylan Laboratories Inc.                                      50,291          803
Patterson Cos., Inc. (a)                                     25,698          992
Pfizer, Inc.                                              1,366,288       33,378
Quest Diagnostics, Inc.                                      30,722        1,775
Schering-Plough Corp.                                       319,393       10,102
St. Jude Medical, Inc. (a)                                   65,300        2,878
Stryker Corp.                                                46,789        3,217
Tenet Healthcare Corp. (a)                                   97,769          329
Thermo Fisher Scientific, Inc. (a)                           83,180        4,801
UnitedHealth Group, Inc.                                    262,658       12,721
Varian Medical Systems, Inc. (a)                             26,073        1,092
Watson Pharmaceuticals, Inc. (a)                             21,553          698
Wellpoint, Inc. (a)                                         120,052        9,475
Wyeth                                                       265,457       11,826
Zimmer Holdings, Inc. (a)                                    46,854        3,795
                                                                      ----------
                                                                         306,960
                                                                      ----------
INDUSTRIALS -- 11.4%
3M Co.                                                      142,062       13,294
Allied Waste Industries, Inc. (a)                            52,668          672
American Standard Cos., Inc.                                 35,873        1,278
Avery Dennison Corp.                                         20,981        1,196
Boeing Co.                                                  154,281       16,198

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INDUSTRIALS -- (CONTINUED)
Burlington Northern Santa Fe Corp.                           59,276   $    4,811
Caterpillar, Inc.                                           126,207        9,898
CH Robinson Worldwide, Inc.                                  33,345        1,810
Cintas Corp.                                                 25,692          953
Cooper Industries, Ltd.                                      35,263        1,802
CSX Corp.                                                    86,266        3,686
Cummins, Inc.                                                20,204        2,584
Danaher Corp.                                                48,629        4,022
Deere & Co.                                                  43,811        6,502
Domtar Corp. (a) (c)                                             11            0
Dover Corp.                                                  40,036        2,040
Eaton Corp.                                                  28,464        2,819
Emerson Electric Co.                                        155,291        8,265
Equifax, Inc.                                                27,428        1,046
FedEx Corp.                                                  59,980        6,283
Fluor Corp.                                                  17,030        2,452
General Dynamics Corp.                                       79,517        6,717
General Electric Co.                                      2,015,475       83,441
Goodrich Co.                                                 24,214        1,652
Honeywell International, Inc.                               147,653        8,781
Illinois Tool Works, Inc.                                    82,716        4,933
Ingersoll-Rand Co. Class A                                   55,424        3,019
ITT Industries, Inc.                                         36,449        2,476
L-3 Communications Holdings, Inc.                            24,171        2,469
Lockheed Martin Corp.                                        69,211        7,509
Masco Corp.                                                  75,908        1,759
Monster Worldwide, Inc. (a)                                  26,635          907
Norfolk Southern Corp.                                       76,145        3,953
Northrop Grumman Corp.                                       67,703        5,281
PACCAR, Inc.                                                 49,138        4,189
Pall Corp.                                                   22,744          885
Parker-Hannifin Corp.                                        23,146        2,588
Pitney Bowes, Inc.                                           41,810        1,899
Precision Castparts Corp.                                    26,633        3,941
R.R. Donnelley & Sons Co.                                    44,044        1,610
Raytheon Co.                                                 86,285        5,507
Robert Half International, Inc.                              31,890          952
Rockwell Automation, Inc.                                    30,318        2,107
Rockwell Collins, Inc.                                       32,802        2,396
Ryder Systems, Inc.                                          12,618          618
Southwest Airlines Co.                                      152,983        2,264
Terex Corp. (a)                                              19,493        1,735
Textron, Inc.                                                48,888        3,041
Tyco Electronics Ltd.                                        98,623        3,494
Tyco International Ltd.                                      96,223        4,267
Union Pacific Corp.                                          52,723        5,961
United Parcel Service, Inc. Class B                         207,795       15,605
United Technologies Corp.                                   194,804       15,678
W.W. Grainger, Inc.                                          14,510        1,323
Waste Management, Inc.                                      100,174        3,781
                                                                      ----------
                                                                         308,349
                                                                      ----------
INFORMATION TECHNOLOGY -- 15.3%
Adobe Systems, Inc. (a)                                     115,164        5,028
Advanced Micro Devices, Inc. (a)                            111,815        1,476

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Affiliated Computer Services, Inc. Class A (a)               19,803   $      995
Agilent Technologies, Inc. (a)                               78,002        2,877
Akamai Technologies, Inc. (a)                                33,000          948
Altera Corp.                                                 68,156        1,641
Analog Devices, Inc.                                         62,949        2,276
Apple Computer, Inc. (a)                                    171,550       26,340
Applied Materials, Inc.                                     271,182        5,613
Autodesk, Inc. (a)                                           45,240        2,261
Automatic Data Processing, Inc.                             104,780        4,813
Avaya, Inc. (a)                                              87,050        1,476
BMC Software, Inc. (a)                                       40,985        1,280
Broadcom Corp. Class A (a)                                   92,125        3,357
CA, Inc.                                                     80,471        2,070
CIENA Corp. (a)                                              17,644          672
Cisco Systems, Inc. (a)                                   1,201,336       39,776
Citrix Systems, Inc. (a)                                     34,273        1,382
Cognizant Technology Solutions Corp. Class A (a)             27,795        2,217
Computer Sciences Corp. (a)                                  33,840        1,892
Compuware Corp. (a)                                          55,966          449
Convergys Corp. (a)                                          28,608          497
Corning, Inc.                                               309,521        7,630
Dell, Inc. (a)                                              448,098       12,368
Electronic Arts, Inc. (a)                                    61,035        3,417
Electronic Data Systems Corp.                               101,195        2,210
EMC Corp. (a)                                               410,083        8,530
Fiserv, Inc. (a)                                             32,824        1,669
Google, Inc. Class A (a)                                     45,542       25,835
Hewlett-Packard Co.                                         508,447       25,316
IAC (a)                                                      35,729        1,060
Intel Corp.                                               1,151,815       29,786
International Business Machines Corp.                       268,511       31,631
Intuit, Inc. (a)                                             67,039        2,031
Jabil Circuit, Inc.                                          40,913          934
Juniper Networks, Inc. (a)                                  101,786        3,726
KLA-Tencor Corp.                                             38,510        2,148
Lexmark International Group, Inc. Class A (a)                19,500          810
Linear Technology Corp.                                      41,847        1,464
LSI Logic Corp. (a)                                         141,796        1,052
MEMC Electronic Materials, Inc. (a)                          43,501        2,560
Microchip Technology, Inc.                                   43,000        1,562
Micron Technology, Inc. (a)                                 145,789        1,618
Microsoft Corp.                                           1,590,290       46,850
Molex, Inc.                                                  29,396          792
Motorola, Inc.                                              455,473        8,440
National Semiconductor Corp.                                 47,615        1,291
NCR Corp. (a)                                                34,327        1,709
Network Appliance, Inc. (a)                                  72,665        1,955
Novell, Inc. (a)                                             70,374          538
Novellus Systems, Inc. (a)                                   25,633          699
NVIDIA Corp. (a)                                            107,790        3,906
Oracle Corp. (a)                                            776,528       16,812
Paychex, Inc.                                                66,092        2,710

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
PerkinElmer, Inc.                                            21,626   $      632
QLogic Corp. (a)                                             24,908          335
QUALCOMM, Inc.                                              328,865       13,898
SanDisk Corp. (a)                                            44,206        2,436
Solectron Corp. (a)                                         189,755          740
Sun Microsystems, Inc. (a)                                  691,214        3,878
Symantec Corp. (a)                                          178,049        3,451
Tektronix, Inc.                                              15,074          418
Tellabs, Inc. (a)                                            87,077          829
Teradyne, Inc. (a)                                           39,375          543
Texas Instruments, Inc.                                     282,600       10,340
Unisys Corp. (a)                                             71,488          473
VeriSign, Inc. (a)                                           47,539        1,604
Waters Corp. (a)                                             19,319        1,293
Xerox Corp. (a)                                             182,935        3,172
Xilinx, Inc.                                                 59,910        1,566
Yahoo!, Inc. (a)                                            265,665        7,130
                                                                      ----------
                                                                         415,133
                                                                      ----------
MATERIALS -- 3.3%
Air Products & Chemicals, Inc.                               41,996        4,106
Alcoa, Inc.                                                 174,361        6,821
Allegheny Technologies, Inc.                                 19,793        2,176
Ashland, Inc.                                                10,958          660
Ball Corp.                                                   20,545        1,104
Bemis Co., Inc.                                              21,774          634
Consol Energy, Inc.                                          36,737        1,712
Dow Chemical Co.                                            187,641        8,080
E.I. Du Pont de Nemours & Co.                               180,620        8,951
Eastman Chemical Co.                                         17,106        1,141
Ecolab, Inc.                                                 33,965        1,603
Freeport-McMoRan Copper & Gold, Inc. Class B                 75,293        7,897
Hercules, Inc.                                               23,605          496
International Flavors & Fragrances, Inc.                     16,168          855
International Paper Co.                                      83,985        3,013
MeadWestvaco Corp.                                           37,604        1,110
Monsanto Co.                                                107,554        9,222
Newmont Mining Corp.                                         88,998        3,981
Nucor Corp.                                                  55,765        3,316
Pactiv Corp. (a)                                             24,491          702
Peabody Energy Corp.                                         52,048        2,492
PPG Industries, Inc.                                         32,126        2,427
Praxair, Inc.                                                61,909        5,185
Rohm & Haas Co.                                              27,582        1,535
Sealed Air Corp.                                             33,377          853
Sigma-Aldrich Corp.                                          24,817        1,210
Temple-Inland, Inc.                                          21,386        1,126
United States Steel Corp.                                    23,224        2,460
Vulcan Materials Co.                                         18,291        1,631
Weyerhaeuser Co.                                             42,127        3,046
                                                                      ----------
                                                                          89,545
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                                 67,603        4,711

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
AT&T, Inc.                                                1,202,906   $   50,895
CenturyTel, Inc.                                             20,933          968
Citizens Communications Co.                                  69,518          995
Embarq Corp.                                                 30,412        1,691
JDS Uniphase Corp. (a)                                       43,752          655
Qwest Communications International, Inc. (a)                308,851        2,829
Sprint Nextel Corp.                                         557,448       10,591
Verizon Communications, Inc.                                570,337       25,254
Windstream Corp.                                             92,078        1,300
                                                                      ----------
                                                                          99,889
                                                                      ----------
UTILITIES -- 3.5%
AES Corp. (a)                                               133,637        2,678
Allegheny Energy, Inc. (a)                                   31,397        1,641
Ameren Corp.                                                 40,308        2,116
American Electric Power Co., Inc.                            77,781        3,584
CenterPoint Energy, Inc.                                     64,938        1,041
CMS Energy Corp.                                             46,141          776
Consolidated Edison, Inc.                                    51,871        2,402
Constellation Energy Group, Inc.                             35,243        3,023
Dominion Resources, Inc.                                     56,797        4,788
DTE Energy Co.                                               34,188        1,656
Duke Energy Corp.                                           244,570        4,571
Dynegy, Inc. (a)                                             97,789          903
Edison International                                         64,331        3,567
Entergy Corp.                                                39,118        4,236
Exelon Corp.                                                131,610        9,918
FirstEnergy Corp.                                            58,994        3,737
FPL Group, Inc.                                              80,411        4,895
Integrys Energy Group, Inc.                                  15,378          788
Nicor, Inc.                                                   9,319          400
NiSource, Inc.                                               51,185          980
PG&E Corp.                                                   69,971        3,345
Pinnacle West Capital Corp.                                  20,748          820
PPL Corp.                                                    75,961        3,517
Progress Energy, Inc.                                        50,365        2,360
Public Service Enterprise Group, Inc.                        49,987        4,398
Questar Corp.                                                33,250        1,747
Sempra Energy                                                50,780        2,951
Southern Co.                                                148,478        5,387
Spectra Energy Corp.                                        121,658        2,978
TECO Energy, Inc.                                            43,371          713
TXU Corp.                                                    89,407        6,122
Xcel Energy, Inc.                                            77,353        1,666
                                                                      ----------
                                                                          93,704
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,551,874,333)                                                  2,651,044
                                                                      ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                             PAR
                                                            AMOUNT
                                                            (000)
                                                          ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.2% due
12/06/07 (d) (e)                                          $   4,299        4,266
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,266,292)                                                          4,266
                                                                      ----------

                                                            SHARES
                                                            (000)
                                                          ---------
MONEY MARKET FUNDS -- 1.7%
AIM Short Term Investment Prime Portfolio                    45,501       45,501
Federated Money Market Obligations Trust                        547          547
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $46,047,466)                                                        46,048
                                                                      ----------
TOTAL INVESTMENTS -- 99.7%
(identified cost $1,602,188,091)                                       2,701,358
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                              9,245
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,710,603
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007 was $1,146,501,359 and $47,331,656,
     respectively, resulting in net unrealized appreciation of investments of $1,099,169,703.

(g) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Fund's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                  Number      Unrealized
                                    of      Appreciation
                                Contracts       (000)
                                ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
Contracts (long) Expiration
Date 12/2007                       770         $1,852
                                            ------------
Total unrealized appreciation
on open futures contracts
purchased                                      $1,852
                                            ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at September 30, 2007 is listed in the Portfolio of Investments.

                                         Shares
                                        purchased     Shares sold                 Income Earned     Realized
                        Number of       for the 9      for the 9     Number of      for the 9       Gain on
    Security         shares held at   Months ended   Months ended   shares held    Months ended   shares sold
   Description         12/31/2006        9/30/07        9/30/07      at 9/30/07   9/30/07 (000)      (000)
------------------   --------------   ------------   ------------   -----------   -------------   -----------
State Street Corp.       69,744          17,100          8,989         77,855          $46            $204

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The President and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.


(b) Internal Control. There were no changes in registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Homestead Funds, Inc.
            ---------------------


By: /s/ Peter R. Morris
    -------------------
Name:  Peter R. Morris
Title:  Director and President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ Peter R. Morris
   --------------------
Name:  Peter R. Morris
Title:  Director and President

Date: November 29, 2007



By: /s/ Amy Di Mauro
    ----------------
Name:  Amy Di Mauro
Title:  Treasurer

Date: November 29, 2007